UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21990

Fidelity Commonwealth Trust II
(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2016

Item 1.

Reports to Stockholders

Fidelity® Large Cap Growth Enhanced Index Fund

Fidelity® Large Cap Value Enhanced Index Fund

Fidelity® Large Cap Core Enhanced Index Fund

Fidelity® Mid Cap Enhanced Index Fund

Fidelity® Small Cap Enhanced Index Fund

Fidelity® International Enhanced Index Fund

Semi-Annual Report

August 31, 2016

Contents

Fidelity® Large Cap Growth Enhanced Index Fund
Investment Summary
Investments
Financial Statements
Fidelity® Large Cap Value Enhanced Index Fund
Investment Summary
Investments
Financial Statements
Fidelity® Large Cap Core Enhanced Index Fund
Investment Summary
Investments
Financial Statements
Fidelity® Mid Cap Enhanced Index Fund
Investment Summary
Investments
Financial Statements
Fidelity® Small Cap Enhanced Index Fund
Investment Summary
Investments
Financial Statements
Fidelity® International Enhanced Index Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Large Cap Growth Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.1	6.0
Microsoft Corp.	3.5	2.6
Amazon.com, Inc.	3.2	2.6
Facebook, Inc. Class A	3.1	2.6
Alphabet, Inc. Class A	2.1	2.1
Home Depot, Inc.	1.9	1.9
Amgen, Inc.	1.7	1.5
PepsiCo, Inc.	1.6	1.9
Alphabet, Inc. Class C	1.6	1.5
Altria Group, Inc.	1.5	1.6
	25.3

Market Sectors as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.4	28.5
Consumer Discretionary	19.9	22.2
Health Care	18.2	17.7
Consumer Staples	10.5	10.1
Industrials	8.3	9.1
Financials	3.7	4.9
Materials	2.7	1.6
Telecommunication Services	1.7	3.4
Energy	0.7	1.2

Asset Allocation (% of fund's net assets)

As of August 31, 2016*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 3.2%

As of February 29, 2016*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.1%

Fidelity® Large Cap Growth Enhanced Index Fund

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 19.9%
Auto Components - 1.6%
BorgWarner, Inc.	44,723	$1,538,024
Gentex Corp. (a)	198,408	3,529,678
Lear Corp.	32,250	3,750,353
Tenneco, Inc. (b)	32,588	1,819,388
Visteon Corp.	2,527	178,659
		10,816,102
Automobiles - 0.9%
Ford Motor Co.	207,863	2,619,074
Thor Industries, Inc. (a)	40,828	3,313,192
		5,932,266
Distributors - 0.0%
LKQ Corp. (b)	7,985	288,179
Hotels, Restaurants & Leisure - 2.1%
Darden Restaurants, Inc. (a)	17,040	1,050,346
International Game Technology PLC	55,209	1,260,421
McDonald's Corp.	82,587	9,552,012
Starbucks Corp.	28,284	1,590,409
Wendy's Co.	57,370	584,600
		14,037,788
Household Durables - 0.4%
Garmin Ltd. (a)	28,764	1,411,737
Harman International Industries, Inc.	6,399	541,931
Whirlpool Corp.	3,103	554,320
		2,507,988
Internet & Catalog Retail - 3.6%
Amazon.com, Inc. (b)	28,100	21,613,396
Liberty Interactive Corp. QVC Group Series A (b)	71,993	1,521,212
Priceline Group, Inc. (b)	702	994,544
		24,129,152
Leisure Products - 0.6%
Brunswick Corp.	32,367	1,488,558
Hasbro, Inc.	167	13,651
Polaris Industries, Inc. (a)	29,341	2,542,104
		4,044,313
Media - 4.6%
Cable One, Inc.	166	89,826
Comcast Corp. Class A	136,356	8,898,593
Discovery Communications, Inc.:
Class A (a)(b)	103,645	2,643,984
Class C (non-vtg.) (b)	132,630	3,291,877
DISH Network Corp. Class A (b)	7,094	356,332
Omnicom Group, Inc. (a)	20,462	1,762,392
Scripps Networks Interactive, Inc. Class A	20,608	1,305,929
The Walt Disney Co.	106,704	10,079,260
Time Warner, Inc.	32,350	2,536,564
		30,964,757
Multiline Retail - 0.6%
Big Lots, Inc. (a)	14,721	726,040
Macy's, Inc.	70,741	2,559,409
Target Corp.	12,022	843,824
		4,129,273
Specialty Retail - 4.7%
American Eagle Outfitters, Inc. (a)	183,568	3,403,351
Best Buy Co., Inc.	84,166	3,238,708
Foot Locker, Inc.	5,520	362,333
Gap, Inc. (a)	95,593	2,377,398
Home Depot, Inc.	95,852	12,855,670
Lowe's Companies, Inc.	48,041	3,678,019
Ross Stores, Inc.	51,362	3,196,771
TJX Companies, Inc.	515	39,882
Urban Outfitters, Inc. (a)(b)	28,621	1,026,063
Williams-Sonoma, Inc. (a)	30,701	1,616,101
		31,794,296
Textiles, Apparel & Luxury Goods - 0.8%
Michael Kors Holdings Ltd. (a)(b)	76,351	3,737,381
NIKE, Inc. Class B	22,055	1,271,250
		5,008,631

TOTAL CONSUMER DISCRETIONARY		133,652,745

CONSUMER STAPLES - 10.5%
Beverages - 3.0%
Dr. Pepper Snapple Group, Inc.	32,689	3,062,959
PepsiCo, Inc.	102,400	10,931,200
The Coca-Cola Co.	145,817	6,332,832
		20,326,991
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	5,412	877,231
CVS Health Corp.	42,958	4,012,277
Performance Food Group Co.	2,312	59,418
Wal-Mart Stores, Inc.	45,839	3,274,738
Walgreens Boots Alliance, Inc.	38,234	3,085,866
		11,309,530
Food Products - 2.1%
Campbell Soup Co.	56,796	3,448,653
General Mills, Inc.	49,289	3,490,647
Ingredion, Inc.	9,373	1,283,726
Pilgrim's Pride Corp. (a)	6,436	148,543
Post Holdings, Inc. (b)	868	73,589
The Hershey Co.	2,522	251,923
The J.M. Smucker Co.	11,789	1,671,562
Tyson Foods, Inc. Class A	52,014	3,930,698
		14,299,341
Household Products - 1.6%
Church & Dwight Co., Inc.	1,429	142,071
Clorox Co.	31,821	4,169,824
Colgate-Palmolive Co.	51,645	3,839,289
Procter & Gamble Co.	26,408	2,305,682
Spectrum Brands Holdings, Inc.	1,788	239,950
		10,696,816
Tobacco - 2.1%
Altria Group, Inc.	157,049	10,379,368
Philip Morris International, Inc.	36,874	3,684,819
		14,064,187

TOTAL CONSUMER STAPLES		70,696,865

ENERGY - 0.7%
Energy Equipment & Services - 0.2%
Dril-Quip, Inc. (b)	18,901	1,050,329
Oil, Gas & Consumable Fuels - 0.5%
ONEOK, Inc.	49,640	2,327,620
Tesoro Corp.	18,717	1,411,636
		3,739,256

TOTAL ENERGY		4,789,585

FINANCIALS - 3.7%
Capital Markets - 0.4%
Charles Schwab Corp.	44,589	1,402,770
Federated Investors, Inc. Class B (non-vtg.)	2,414	77,972
Lazard Ltd. Class A	5,483	203,035
T. Rowe Price Group, Inc.	9,811	682,257
		2,366,034
Consumer Finance - 0.7%
American Express Co.	37,992	2,491,515
Discover Financial Services	28,315	1,698,900
Synchrony Financial	19,115	531,970
		4,722,385
Diversified Financial Services - 0.7%
Broadcom Ltd.	3,063	540,374
MarketAxess Holdings, Inc.	6,541	1,102,420
Morningstar, Inc.	39,764	3,303,195
		4,945,989
Real Estate Investment Trusts - 1.9%
Coresite Realty Corp.	3,633	283,447
Equity Lifestyle Properties, Inc.	17,302	1,341,424
Omega Healthcare Investors, Inc.	5,075	183,715
PS Business Parks, Inc.	300	33,234
Public Storage	23,677	5,302,227
Ryman Hospitality Properties, Inc.	1,096	59,140
Simon Property Group, Inc.	9,521	2,051,490
Tanger Factory Outlet Centers, Inc.	5,440	221,082
Weyerhaeuser Co.	104,588	3,331,128
		12,806,887

TOTAL FINANCIALS		24,841,295

HEALTH CARE - 18.2%
Biotechnology - 6.5%
AbbVie, Inc.	151,398	9,704,612
Amgen, Inc.	65,803	11,190,458
Biogen, Inc. (b)	23,515	7,186,889
Celgene Corp. (b)	16,008	1,708,694
Gilead Sciences, Inc.	124,292	9,742,007
Medivation, Inc. (b)	1,667	134,294
Myriad Genetics, Inc. (b)	35,160	715,858
United Therapeutics Corp. (b)	28,195	3,447,685
		43,830,497
Health Care Equipment & Supplies - 1.7%
Abiomed, Inc. (b)	2,230	263,006
Align Technology, Inc. (b)	5,806	539,377
Baxter International, Inc.	15,565	727,352
C.R. Bard, Inc.	10,164	2,244,618
Edwards Lifesciences Corp. (b)	41,426	4,770,618
Hill-Rom Holdings, Inc.	994	58,954
Hologic, Inc. (b)	56,248	2,161,048
Masimo Corp. (b)	12,845	759,653
St. Jude Medical, Inc.	1,129	87,972
		11,612,598
Health Care Providers & Services - 4.7%
Aetna, Inc.	31,123	3,645,126
Anthem, Inc.	30,892	3,863,971
Cardinal Health, Inc.	34,824	2,774,428
Express Scripts Holding Co. (b)	79,634	5,789,392
Humana, Inc.	3,123	558,111
McKesson Corp.	29,824	5,506,107
UnitedHealth Group, Inc.	58,669	7,981,917
Universal Health Services, Inc. Class B	8,958	1,079,708
Wellcare Health Plans, Inc. (b)	4,474	504,220
		31,702,980
Life Sciences Tools & Services - 0.5%
Bruker Corp.	68,614	1,534,209
Illumina, Inc. (b)	5,148	866,614
INC Research Holdings, Inc. Class A (b)	25,943	1,131,893
		3,532,716
Pharmaceuticals - 4.8%
Allergan PLC (b)	9,093	2,132,672
Bristol-Myers Squibb Co.	152,307	8,740,899
Eli Lilly & Co.	41,498	3,226,470
Johnson & Johnson	56,794	6,777,796
Merck & Co., Inc.	55,172	3,464,250
Mylan N.V. (b)	84,517	3,580,140
Pfizer, Inc.	113,573	3,952,340
		31,874,567

TOTAL HEALTH CARE		122,553,358

INDUSTRIALS - 8.3%
Aerospace & Defense - 3.2%
BE Aerospace, Inc.	1,359	68,697
BWX Technologies, Inc.	12,550	487,066
General Dynamics Corp.	15,603	2,375,089
Hexcel Corp.	829	37,181
Honeywell International, Inc.	21,318	2,488,024
Huntington Ingalls Industries, Inc.	7,725	1,275,938
Lockheed Martin Corp.	2,448	594,791
Raytheon Co.	14,299	2,003,719
Spirit AeroSystems Holdings, Inc. Class A (b)	74,925	3,433,064
Textron, Inc.	26,046	1,063,979
The Boeing Co.	61,234	7,926,741
		21,754,289
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	16,184	1,767,616
Airlines - 0.9%
Alaska Air Group, Inc.	14,530	981,211
Delta Air Lines, Inc.	28,827	1,059,392
JetBlue Airways Corp. (b)	57,573	918,289
Southwest Airlines Co.	94,819	3,496,925
		6,455,817
Building Products - 0.2%
A.O. Smith Corp.	4,669	450,465
Fortune Brands Home & Security, Inc.	10,885	691,851
		1,142,316
Commercial Services & Supplies - 0.2%
Deluxe Corp. (a)	13,061	890,368
KAR Auction Services, Inc.	2,846	120,329
R.R. Donnelley & Sons Co.	8,315	142,187
		1,152,884
Electrical Equipment - 0.2%
Emerson Electric Co.	10,439	549,927
EnerSys	2,242	157,792
Fortive Corp.	18,770	988,616
		1,696,335
Industrial Conglomerates - 1.5%
3M Co.	51,562	9,241,973
Carlisle Companies, Inc.	5,132	538,142
General Electric Co.	4,900	153,076
		9,933,191
Machinery - 1.4%
Cummins, Inc.	20,618	2,589,827
Illinois Tool Works, Inc.	11,065	1,315,075
PACCAR, Inc.	27,166	1,625,613
Stanley Black & Decker, Inc.	5,885	728,269
Toro Co.	11,376	1,105,178
Wabtec Corp.	21,514	1,648,188
Woodward, Inc.	3,711	232,754
		9,244,904
Professional Services - 0.3%
Robert Half International, Inc.	61,329	2,350,741
Trading Companies & Distributors - 0.1%
MSC Industrial Direct Co., Inc. Class A	6,682	488,053

TOTAL INDUSTRIALS		55,986,146

INFORMATION TECHNOLOGY - 31.4%
Communications Equipment - 1.3%
Cisco Systems, Inc.	81,061	2,548,558
F5 Networks, Inc. (b)	9,098	1,116,598
Juniper Networks, Inc.	69,958	1,614,631
Motorola Solutions, Inc.	46,260	3,561,557
		8,841,344
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	7,339	457,293
Belden, Inc.	5,978	445,899
Dolby Laboratories, Inc. Class A	19,280	943,563
		1,846,755
Internet Software & Services - 7.7%
Alphabet, Inc.:
Class A	18,276	14,435,299
Class C (b)	13,752	10,548,472
eBay, Inc. (b)	172,264	5,540,010
Facebook, Inc. Class A (b)	163,666	20,641,556
j2 Global, Inc.	4,182	285,087
LinkedIn Corp. Class A (b)	3,306	637,232
		52,087,656
IT Services - 5.4%
Accenture PLC Class A	16,038	1,844,370
Alliance Data Systems Corp. (b)	20,095	4,111,035
Amdocs Ltd.	17,992	1,081,679
Booz Allen Hamilton Holding Corp. Class A	4,489	136,286
Cognizant Technology Solutions Corp. Class A (b)	82,685	4,749,426
CoreLogic, Inc. (b)	1,764	72,359
IBM Corp.	16,222	2,577,351
Leidos Holdings, Inc.	86,201	3,492,003
MasterCard, Inc. Class A	33,259	3,213,817
Paychex, Inc.	49,031	2,974,711
Teradata Corp. (a)(b)	57,295	1,817,970
Total System Services, Inc.	45,046	2,218,516
Vantiv, Inc. (b)	33,457	1,797,979
Visa, Inc. Class A	73,373	5,935,876
		36,023,378
Semiconductors & Semiconductor Equipment - 3.3%
Applied Materials, Inc.	156,893	4,681,687
Intel Corp.	118,083	4,237,999
KLA-Tencor Corp.	387	26,804
Lam Research Corp. (a)	43,734	4,081,257
Qualcomm, Inc.	71,757	4,525,714
Texas Instruments, Inc.	62,216	4,326,501
		21,879,962
Software - 8.1%
Activision Blizzard, Inc.	73,405	3,036,765
Adobe Systems, Inc. (b)	51,243	5,242,671
CA Technologies, Inc.	40,500	1,373,355
Cadence Design Systems, Inc. (b)	4,113	104,635
Citrix Systems, Inc. (b)	46,567	4,060,642
Electronic Arts, Inc. (b)	56,584	4,596,318
Intuit, Inc.	43,407	4,837,710
Mentor Graphics Corp.	2,715	65,187
Microsoft Corp.	408,287	23,460,171
Oracle Corp.	68,284	2,814,666
Symantec Corp.	17,906	432,072
Synopsys, Inc. (b)	52,580	3,117,468
VMware, Inc. Class A (a)(b)	17,534	1,285,768
		54,427,428
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	324,095	34,386,481
NetApp, Inc.	34,341	1,187,855
Seagate Technology LLC (a)	9,876	333,216
		35,907,552

TOTAL INFORMATION TECHNOLOGY		211,014,075

MATERIALS - 2.7%
Chemicals - 1.4%
Celanese Corp. Class A	16,462	1,060,647
E.I. du Pont de Nemours & Co.	35,359	2,460,986
LyondellBasell Industries NV Class A	51,768	4,083,978
Monsanto Co.	10,578	1,126,557
PPG Industries, Inc.	3,985	421,932
Trinseo SA	4,269	247,004
		9,401,104
Construction Materials - 0.0%
Eagle Materials, Inc.	975	78,361
Containers & Packaging - 0.4%
Avery Dennison Corp.	3,799	294,195
Berry Plastics Group, Inc. (b)	17,801	807,987
Packaging Corp. of America	16,456	1,293,935
		2,396,117
Metals & Mining - 0.9%
Nucor Corp.	58,385	2,832,256
Steel Dynamics, Inc.	116,360	2,864,783
Worthington Industries, Inc.	10,207	437,880
		6,134,919

TOTAL MATERIALS		18,010,501

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	43,681	1,785,679
Verizon Communications, Inc.	188,867	9,883,410
		11,669,089
TOTAL COMMON STOCKS
(Cost $560,246,691)		653,213,659
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.32% 9/15/16 (c)
(Cost $999,874)	1,000,000	999,916
	Shares	Value

Money Market Funds - 8.3%
Dreyfus Cash Management Institutional Shares, 0.30% (d)	19,643,591	$19,643,591
Fidelity Securities Lending Cash Central Fund 0.44% (e)(f)	36,306,360	36,306,360
TOTAL MONEY MARKET FUNDS
(Cost $55,949,951)		55,949,951
TOTAL INVESTMENT PORTFOLIO - 105.6%
(Cost $617,196,516)		710,163,526
NET OTHER ASSETS (LIABILITIES) - (5.6)%		(37,761,895)
NET ASSETS - 100%		$672,401,631

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
176 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2016	19,091,600	$692,556

The face value of futures purchased as a percentage of Net Assets is 2.8%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $739,938.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$51,755

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$133,652,745	$133,652,745	$--	$--
Consumer Staples	70,696,865	70,696,865	--	--
Energy	4,789,585	4,789,585	--	--
Financials	24,841,295	24,841,295	--	--
Health Care	122,553,358	122,553,358	--	--
Industrials	55,986,146	55,986,146	--	--
Information Technology	211,014,075	211,014,075	--	--
Materials	18,010,501	18,010,501	--	--
Telecommunication Services	11,669,089	11,669,089	--	--
U.S. Government and Government Agency Obligations	999,916	--	999,916	--
Money Market Funds	55,949,951	55,949,951	--	--
Total Investments in Securities:	$710,163,526	$709,163,610	$999,916	$--
Derivative Instruments:
Assets
Futures Contracts	$692,556	$692,556	$--	$--
Total Assets	$692,556	$692,556	$--	$--
Total Derivative Instruments:	$692,556	$692,556	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$692,556	$0
Total Equity Risk	692,556	0
Total Value of Derivatives	$692,556	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Growth Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $35,251,999) — See accompanying schedule: Unaffiliated issuers (cost $580,890,156)	$673,857,166
Fidelity Central Funds (cost $36,306,360)	36,306,360
Total Investments (cost $617,196,516)		$710,163,526
Receivable for investments sold		5,662,885
Receivable for fund shares sold		1,922,607
Dividends receivable		1,144,340
Interest receivable		4,068
Distributions receivable from Fidelity Central Funds		10,700
Total assets		718,908,126
Liabilities
Payable for investments purchased	$9,381,307
Payable for fund shares redeemed	524,815
Accrued management fee	164,701
Payable for daily variation margin for derivative instruments	46,961
Other affiliated payables	82,351
Collateral on securities loaned, at value	36,306,360
Total liabilities		46,506,495
Net Assets		$672,401,631
Net Assets consist of:
Paid in capital		$580,346,280
Undistributed net investment income		4,315,762
Accumulated undistributed net realized gain (loss) on investments		(5,919,977)
Net unrealized appreciation (depreciation) on investments		93,659,566
Net Assets, for 43,877,196 shares outstanding		$672,401,631
Net Asset Value, offering price and redemption price per share ($672,401,631 ÷ 43,877,196 shares)		$15.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$5,546,857
Interest		18,205
Income from Fidelity Central Funds (including $51,755 from security lending)		51,755
Total income		5,616,817
Expenses
Management fee	$865,924
Transfer agent fees	433,546
Independent trustees' fees and expenses	1,253
Miscellaneous	724
Total expenses before reductions	1,301,447
Expense reductions	(108)	1,301,339
Net investment income (loss)		4,315,478
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,085,994)
Futures contracts	699,061
Total net realized gain (loss)		(386,933)
Change in net unrealized appreciation (depreciation) on: Investment securities	48,536,541
Futures contracts	522,075
Total change in net unrealized appreciation (depreciation)		49,058,616
Net gain (loss)		48,671,683
Net increase (decrease) in net assets resulting from operations		$52,987,161

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,315,478	$5,942,877
Net realized gain (loss)	(386,933)	4,493,035
Change in net unrealized appreciation (depreciation)	49,058,616	(38,693,142)
Net increase (decrease) in net assets resulting from operations	52,987,161	(28,257,230)
Distributions to shareholders from net investment income	–	(5,276,402)
Distributions to shareholders from net realized gain	–	(14,162,511)
Total distributions	–	(19,438,913)
Share transactions
Proceeds from sales of shares	254,306,292	205,196,525
Reinvestment of distributions	–	18,634,238
Cost of shares redeemed	(83,980,017)	(131,133,765)
Net increase (decrease) in net assets resulting from share transactions	170,326,275	92,696,998
Total increase (decrease) in net assets	223,313,436	45,000,855
Net Assets
Beginning of period	449,088,195	404,087,340
End of period	$672,401,631	$449,088,195
Other Information
Undistributed net investment income end of period	$4,315,762	$284
Shares
Sold	17,116,702	13,841,828
Issued in reinvestment of distributions	–	1,270,101
Redeemed	(5,637,243)	(8,915,319)
Net increase (decrease)	11,479,459	6,196,610

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Growth Enhanced Index Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$13.86	$15.42	$14.22	$11.77	$10.93	$10.19
Income from Investment Operations
Net investment income (loss)B	.11	.20	.20	.18	.20	.13
Net realized and unrealized gain (loss)	1.35	(1.09)	2.15	3.15	.81	.72
Total from investment operations	1.46	(.89)	2.35	3.33	1.01	.85
Distributions from net investment income	–	(.18)	(.15)	(.17)	(.17)	(.11)
Distributions from net realized gain	–	(.49)	(1.00)	(.71)	–	–
Total distributions	–	(.67)	(1.15)	(.88)	(.17)	(.11)
Net asset value, end of period	$15.32	$13.86	$15.42	$14.22	$11.77	$10.93
Total ReturnC,D	10.53%	(6.01)%	17.46%	29.08%	9.36%	8.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.49%G	1.38%	1.37%	1.41%	1.80%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$672,402	$449,088	$404,087	$248,855	$171,392	$141,826
Portfolio turnover rateH	92%G	89%	69%	83%	87%	77%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Value Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.7	3.9
Johnson & Johnson	3.0	3.2
JPMorgan Chase & Co.	2.8	2.7
Wells Fargo & Co.	2.7	2.6
Procter & Gamble Co.	2.6	2.5
Pfizer, Inc.	2.3	1.8
Berkshire Hathaway, Inc. Class B	2.2	2.7
Merck & Co., Inc.	2.1	1.8
AT&T, Inc.	2.1	2.4
Bank of America Corp.	2.1	1.9
	25.6

Market Sectors as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.8	26.3
Health Care	13.2	13.7
Information Technology	11.8	12.8
Energy	11.1	11.3
Consumer Staples	8.6	8.6
Industrials	7.7	8.4
Consumer Discretionary	5.7	7.0
Utilities	5.2	5.1
Materials	4.5	2.0
Telecommunication Services	4.2	3.8

Asset Allocation (% of fund's net assets)

As of August 31, 2016*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.7%

As of February 29, 2016*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 4.7%

Fidelity® Large Cap Value Enhanced Index Fund

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 5.7%
Auto Components - 1.0%
Gentex Corp. (a)	614,493	$10,931,830
Johnson Controls, Inc.	40,310	1,768,803
Lear Corp.	43,367	5,043,148
Tenneco, Inc. (b)	52,056	2,906,286
Visteon Corp.	2,555	180,639
		20,830,706
Automobiles - 1.6%
Ford Motor Co.	1,521,668	19,173,017
General Motors Co.	399,749	12,759,988
		31,933,005
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp. unit	186,534	8,916,325
International Game Technology PLC	18,881	431,053
		9,347,378
Household Durables - 0.1%
Garmin Ltd. (a)	30,429	1,493,455
Whirlpool Corp.	3,306	590,584
		2,084,039
Leisure Products - 0.3%
Brunswick Corp.	119,965	5,517,190
Media - 0.7%
Discovery Communications, Inc. Class C (non-vtg.) (b)	104,530	2,594,435
MSG Network, Inc. Class A (b)	141,988	2,481,950
Time Warner, Inc.	113,476	8,897,653
		13,974,038
Multiline Retail - 0.5%
Dillard's, Inc. Class A	6,035	363,548
Macy's, Inc.	185,499	6,711,354
Target Corp.	58,100	4,078,039
		11,152,941
Specialty Retail - 1.0%
American Eagle Outfitters, Inc. (a)	228,809	4,242,119
Best Buy Co., Inc.	315,657	12,146,481
Foot Locker, Inc.	8,620	565,817
Gap, Inc. (a)	32,751	814,517
Staples, Inc.	241,929	2,070,912
		19,839,846

TOTAL CONSUMER DISCRETIONARY		114,679,143

CONSUMER STAPLES - 8.6%
Beverages - 0.7%
PepsiCo, Inc.	124,774	13,319,625
Food & Staples Retailing - 2.0%
Wal-Mart Stores, Inc.	421,111	30,084,170
Walgreens Boots Alliance, Inc.	135,644	10,947,827
		41,031,997
Food Products - 2.1%
Archer Daniels Midland Co.	60,949	2,667,128
Bunge Ltd.	22,905	1,463,630
Campbell Soup Co.	151,314	9,187,786
General Mills, Inc.	11,816	836,809
Ingredion, Inc.	17,047	2,334,757
Mondelez International, Inc.	51,593	2,322,717
Pilgrim's Pride Corp.	5,684	131,187
The J.M. Smucker Co.	67,673	9,595,355
Tyson Foods, Inc. Class A	172,806	13,058,949
		41,598,318
Household Products - 3.0%
Church & Dwight Co., Inc.	8,851	879,966
Clorox Co.	41,669	5,460,306
Colgate-Palmolive Co.	3,772	280,410
Procter & Gamble Co.	601,807	52,543,769
		59,164,451
Tobacco - 0.8%
Philip Morris International, Inc.	158,774	15,866,286

TOTAL CONSUMER STAPLES		170,980,677

ENERGY - 11.1%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	84,378	4,145,491
Diamond Offshore Drilling, Inc. (a)	120,322	2,222,347
Dril-Quip, Inc. (b)	168,356	9,355,543
FMC Technologies, Inc. (b)	373,890	10,543,698
Oceaneering International, Inc. (a)	71,970	1,908,644
Schlumberger Ltd.	143,498	11,336,342
		39,512,065
Oil, Gas & Consumable Fuels - 9.1%
Antero Resources Corp. (b)	405,958	10,376,286
Apache Corp.	122,411	6,083,827
Chesapeake Energy Corp. (a)(b)	256,149	1,626,546
Chevron Corp.	250,774	25,222,849
Cimarex Energy Co.	5,349	707,031
ConocoPhillips Co.	210,597	8,645,007
EOG Resources, Inc.	32,718	2,895,216
EQT Corp.	174,463	12,474,105
Exxon Mobil Corp.	843,127	73,470,087
Marathon Petroleum Corp.	76,611	3,256,734
Occidental Petroleum Corp.	9,448	726,079
ONEOK, Inc.	104,423	4,896,394
Range Resources Corp. (a)	60,933	2,350,186
Southwestern Energy Co. (a)(b)	90,288	1,255,906
Tesoro Corp.	156,634	11,813,336
Valero Energy Corp.	282,500	15,636,375
Western Refining, Inc. (a)	34,645	871,668
World Fuel Services Corp.	9,273	413,390
		182,721,022

TOTAL ENERGY		222,233,087

FINANCIALS - 26.8%
Banks - 10.3%
Bank of America Corp.	2,608,166	42,095,799
CIT Group, Inc.	87,276	3,218,739
Citigroup, Inc.	403,610	19,268,341
Citizens Financial Group, Inc.	51,781	1,282,615
East West Bancorp, Inc.	61,986	2,302,160
JPMorgan Chase & Co.	838,761	56,616,368
KeyCorp	38,460	483,058
PNC Financial Services Group, Inc.	37,876	3,412,628
Regions Financial Corp.	544,437	5,428,037
SunTrust Banks, Inc.	310,180	13,669,633
U.S. Bancorp	98,272	4,338,709
Wells Fargo & Co.	1,051,711	53,426,919
		205,543,006
Capital Markets - 2.5%
Charles Schwab Corp.	44,589	1,402,770
Franklin Resources, Inc.	176,660	6,448,090
Goldman Sachs Group, Inc.	132,047	22,376,685
Morgan Stanley	612,996	19,652,652
		49,880,197
Consumer Finance - 2.9%
American Express Co.	276,356	18,123,426
Capital One Financial Corp.	241,719	17,307,080
Discover Financial Services	235,739	14,144,340
Navient Corp.	128,456	1,847,197
Santander Consumer U.S.A. Holdings, Inc. (b)	37,985	477,851
Synchrony Financial	210,937	5,870,377
		57,770,271
Diversified Financial Services - 3.6%
Berkshire Hathaway, Inc. Class B (b)	286,680	43,142,473
CME Group, Inc.	158,400	17,162,640
Leucadia National Corp.	605,375	11,592,931
		71,898,044
Insurance - 2.9%
AFLAC, Inc.	214,894	15,940,837
Allied World Assurance Co. Holdings AG	19,178	777,860
American International Group, Inc.	25,290	1,513,101
American National Insurance Co.	4,643	542,395
AmTrust Financial Services, Inc.	10,190	269,933
Aspen Insurance Holdings Ltd.	115,312	5,299,740
Assured Guaranty Ltd.	198,849	5,522,037
Brown & Brown, Inc.	14,639	548,523
Chubb Ltd.	8,337	1,058,215
CNA Financial Corp.	5,928	197,462
Endurance Specialty Holdings Ltd.	38,966	2,565,911
FNF Group	39,802	1,500,137
Lincoln National Corp.	120,748	5,799,526
MetLife, Inc.	27,036	1,173,362
Old Republic International Corp.	236,937	4,556,299
Principal Financial Group, Inc.	53,691	2,634,617
Prudential Financial, Inc.	63,622	5,050,314
Reinsurance Group of America, Inc.	4,955	531,771
The Travelers Companies, Inc.	22,486	2,669,313
		58,151,353
Real Estate Investment Trusts - 4.6%
American Capital Agency Corp.	52,821	1,019,974
Annaly Capital Management, Inc. (a)	98,346	1,053,286
Brixmor Property Group, Inc.	67,846	1,937,682
Care Capital Properties, Inc.	121,046	3,630,170
Chimera Investment Corp.	639,331	10,542,568
Colony Starwood Homes (a)	34,696	1,075,576
Corrections Corp. of America	44,653	711,322
Duke Realty LP	40,436	1,137,060
EastGroup Properties, Inc.	1,423	104,420
Forest City Realty Trust, Inc.	19,095	451,788
Host Hotels & Resorts, Inc. (a)	84,264	1,501,584
Kimco Realty Corp.	34,708	1,042,975
Lamar Advertising Co. Class A (a)	115,960	7,227,787
Liberty Property Trust (SBI)	31,408	1,294,952
MFA Financial, Inc. (a)	1,173,451	9,059,042
Mid-America Apartment Communities, Inc.	12,925	1,214,821
Omega Healthcare Investors, Inc. (a)	70,069	2,536,498
PS Business Parks, Inc.	1,299	143,903
Public Storage	43,865	9,823,128
RLJ Lodging Trust	151,937	3,546,210
Senior Housing Properties Trust (SBI)	11,540	257,804
Simon Property Group, Inc.	27,346	5,892,243
Starwood Property Trust, Inc.	70,009	1,603,206
Sunstone Hotel Investors, Inc. (a)	213,800	2,969,682
The Macerich Co.	31,585	2,586,496
Two Harbors Investment Corp.	298,204	2,654,016
Weyerhaeuser Co.	462,306	14,724,446
WP Carey, Inc.	14,482	965,225
		90,707,864

TOTAL FINANCIALS		533,950,735

HEALTH CARE - 13.2%
Biotechnology - 1.1%
Amgen, Inc.	61,371	10,436,752
Biogen, Inc. (b)	5,280	1,613,726
United Therapeutics Corp. (b)	74,370	9,093,964
		21,144,442
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	121,973	5,125,305
Baxter International, Inc.	36,469	1,704,196
Hill-Rom Holdings, Inc.	4,492	266,421
Medtronic PLC	145,253	12,641,369
		19,737,291
Health Care Providers & Services - 2.3%
Aetna, Inc.	76,767	8,990,951
Anthem, Inc.	112,120	14,023,970
Cigna Corp.	9,435	1,210,133
Express Scripts Holding Co. (b)	149,301	10,854,183
McKesson Corp.	45,895	8,473,135
UnitedHealth Group, Inc.	10,894	1,482,129
		45,034,501
Life Sciences Tools & Services - 0.2%
Bruker Corp.	177,869	3,977,151
Pharmaceuticals - 8.6%
Allergan PLC (b)	21,573	5,059,731
Bristol-Myers Squibb Co.	158,656	9,105,268
Johnson & Johnson	505,312	60,303,934
Mallinckrodt PLC (b)	14,597	1,088,060
Merck & Co., Inc.	683,336	42,906,667
Mylan N.V. (b)	186,119	7,884,001
Pfizer, Inc.	1,327,015	46,180,122
		172,527,783

TOTAL HEALTH CARE		262,421,168

INDUSTRIALS - 7.7%
Aerospace & Defense - 2.2%
Curtiss-Wright Corp.	2,342	210,546
General Dynamics Corp.	66,549	10,130,089
Huntington Ingalls Industries, Inc.	45,767	7,559,335
Raytheon Co.	60,074	8,418,170
Spirit AeroSystems Holdings, Inc. Class A (b)	237,141	10,865,801
Textron, Inc.	53,534	2,186,864
United Technologies Corp.	49,116	5,227,416
		44,598,221
Airlines - 0.4%
Delta Air Lines, Inc.	89,171	3,277,034
Southwest Airlines Co.	118,797	4,381,233
		7,658,267
Building Products - 0.6%
A.O. Smith Corp.	4,669	450,465
Fortune Brands Home & Security, Inc.	4,398	279,537
Owens Corning	195,012	10,710,059
		11,440,061
Commercial Services & Supplies - 0.1%
Deluxe Corp. (a)	39,167	2,670,014
Construction & Engineering - 0.3%
EMCOR Group, Inc.	11,426	654,253
Quanta Services, Inc. (b)	214,050	5,507,507
		6,161,760
Electrical Equipment - 0.5%
Eaton Corp. PLC	100,857	6,711,025
EnerSys	13,005	915,292
Fortive Corp.	36,571	1,926,195
		9,552,512
Industrial Conglomerates - 1.9%
3M Co.	21,584	3,868,716
Carlisle Companies, Inc.	4,162	436,427
General Electric Co.	1,073,738	33,543,575
		37,848,718
Machinery - 1.6%
Allison Transmission Holdings, Inc.	33,300	923,742
Cummins, Inc.	109,958	13,811,824
Ingersoll-Rand PLC	20,536	1,396,243
PACCAR, Inc.	36,449	2,181,108
Stanley Black & Decker, Inc.	33,372	4,129,785
Trinity Industries, Inc.	292,043	7,131,690
Wabtec Corp.	17,935	1,374,000
		30,948,392
Professional Services - 0.0%
Manpower, Inc.	2,314	165,358
Road & Rail - 0.1%
Union Pacific Corp.	24,160	2,308,005

TOTAL INDUSTRIALS		153,351,308

INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 2.8%
Brocade Communications Systems, Inc.	1,105,667	9,928,890
Cisco Systems, Inc.	1,214,802	38,193,375
Juniper Networks, Inc.	291,893	6,736,890
		54,859,155
Electronic Equipment & Components - 0.6%
Belden, Inc.	4,836	360,717
Corning, Inc.	200,480	4,548,891
Dolby Laboratories, Inc. Class A	10,282	503,201
Tech Data Corp. (b)	87,893	6,525,176
		11,937,985
Internet Software & Services - 1.0%
Alphabet, Inc. Class A	12,347	9,752,278
eBay, Inc. (b)	342,672	11,020,332
		20,772,610
IT Services - 0.6%
Leidos Holdings, Inc.	32,973	1,335,736
Xerox Corp.	1,146,307	11,291,124
		12,626,860
Semiconductors & Semiconductor Equipment - 3.9%
Applied Materials, Inc.	386,460	11,531,966
Intel Corp.	1,101,777	39,542,777
Lam Research Corp. (a)	16,171	1,509,078
Qualcomm, Inc.	377,093	23,783,256
Texas Instruments, Inc.	16,415	1,141,499
		77,508,576
Software - 0.7%
Electronic Arts, Inc. (b)	4,091	332,312
Mentor Graphics Corp.	8,085	194,121
Microsoft Corp.	48,278	2,774,054
Oracle Corp.	241,411	9,950,961
		13,251,448
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	136,380	14,469,918
EMC Corp.	194,596	5,641,338
HP, Inc.	1,067,760	15,343,711
Seagate Technology LLC (a)	56,356	1,901,451
Western Digital Corp.	144,485	6,743,115
		44,099,533

TOTAL INFORMATION TECHNOLOGY		235,056,167

MATERIALS - 4.5%
Chemicals - 2.1%
Celanese Corp. Class A	3,700	238,391
Huntsman Corp.	32,688	565,176
LyondellBasell Industries NV Class A	166,591	13,142,364
Monsanto Co.	9,363	997,160
The Dow Chemical Co.	355,565	19,072,507
Trinseo SA	26,336	1,523,801
Westlake Chemical Corp.	134,134	6,950,824
		42,490,223
Containers & Packaging - 0.0%
Avery Dennison Corp.	3,799	294,195
Metals & Mining - 2.4%
Newmont Mining Corp.	344,706	13,181,557
Nucor Corp.	258,915	12,559,967
Reliance Steel & Aluminum Co.	142,279	10,255,470
Steel Dynamics, Inc.	390,728	9,619,723
Worthington Industries, Inc.	20,817	893,049
		46,509,766

TOTAL MATERIALS		89,294,184

TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 4.2%
AT&T, Inc.	1,040,015	42,515,813
CenturyLink, Inc.	401,652	11,165,926
Verizon Communications, Inc.	569,953	29,825,640
		83,507,379
UTILITIES - 5.2%
Electric Utilities - 3.7%
American Electric Power Co., Inc.	46,925	3,029,947
Duke Energy Corp.	251,413	20,027,560
Edison International	66,303	4,821,554
Entergy Corp.	43,683	3,416,011
Exelon Corp.	359,351	12,217,934
FirstEnergy Corp.	219,008	7,168,132
Great Plains Energy, Inc.	9,419	255,820
NextEra Energy, Inc.	67,315	8,141,076
PPL Corp.	362,389	12,603,889
Southern Co.	30,363	1,558,533
		73,240,456
Gas Utilities - 0.6%
ONE Gas, Inc.	1,373	84,069
UGI Corp.	247,712	11,265,942
		11,350,011
Multi-Utilities - 0.9%
MDU Resources Group, Inc.	35,786	843,476
NiSource, Inc.	191,129	4,575,628
Public Service Enterprise Group, Inc.	318,514	13,619,659
Vectren Corp.	3,376	165,120
		19,203,883

TOTAL UTILITIES		103,794,350

TOTAL COMMON STOCKS
(Cost $1,822,814,843)		1,969,268,198
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.32% 9/15/16 (c)
(Cost $1,999,749)	2,000,000	1,999,832
	Shares	Value

Money Market Funds - 3.3%
Dreyfus Cash Management Institutional Shares, 0.30% (d)	25,219,368	$25,219,368
Fidelity Securities Lending Cash Central Fund 0.44% (e)(f)	39,534,425	39,534,425
TOTAL MONEY MARKET FUNDS
(Cost $64,753,793)		64,753,793
TOTAL INVESTMENT PORTFOLIO - 102.2%
(Cost $1,889,568,385)		2,036,021,823
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(43,190,019)
NET ASSETS - 100%		$1,992,831,804

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
216 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2016	23,430,600	$1,306,216

The face value of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,256,894.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$145,792

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$114,679,143	$114,679,143	$--	$--
Consumer Staples	170,980,677	170,980,677	--	--
Energy	222,233,087	222,233,087	--	--
Financials	533,950,735	533,950,735	--	--
Health Care	262,421,168	262,421,168	--	--
Industrials	153,351,308	153,351,308	--	--
Information Technology	235,056,167	235,056,167	--	--
Materials	89,294,184	89,294,184	--	--
Telecommunication Services	83,507,379	83,507,379	--	--
Utilities	103,794,350	103,794,350	--	--
U.S. Government and Government Agency Obligations	1,999,832	--	1,999,832	--
Money Market Funds	64,753,793	64,753,793	--	--
Total Investments in Securities:	$2,036,021,823	$2,034,021,991	$1,999,832	$--
Derivative Instruments:
Assets
Futures Contracts	$1,306,216	$1,306,216	$--	$--
Total Assets	$1,306,216	$1,306,216	$--	$--
Total Derivative Instruments:	$1,306,216	$1,306,216	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,306,216	$0
Total Equity Risk	1,306,216	0
Total Value of Derivatives	$1,306,216	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Value Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $38,304,293) — See accompanying schedule: Unaffiliated issuers (cost $1,850,033,960)	$1,996,487,398
Fidelity Central Funds (cost $39,534,425)	39,534,425
Total Investments (cost $1,889,568,385)		$2,036,021,823
Receivable for investments sold		14,946,988
Receivable for fund shares sold		2,857,954
Dividends receivable		5,952,666
Interest receivable		5,300
Distributions receivable from Fidelity Central Funds		6,639
Total assets		2,059,791,370
Liabilities
Payable for investments purchased	$16,208,931
Payable for fund shares redeemed	10,387,421
Accrued management fee	496,896
Payable for daily variation margin for derivative instruments	83,445
Other affiliated payables	248,448
Collateral on securities loaned, at value	39,534,425
Total liabilities		66,959,566
Net Assets		$1,992,831,804
Net Assets consist of:
Paid in capital		$1,860,160,103
Undistributed net investment income		21,631,052
Accumulated undistributed net realized gain (loss) on investments		(36,719,005)
Net unrealized appreciation (depreciation) on investments		147,759,654
Net Assets, for 175,784,891 shares outstanding		$1,992,831,804
Net Asset Value, offering price and redemption price per share ($1,992,831,804 ÷ 175,784,891 shares)		$11.34

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$25,782,769
Interest		32,363
Income from Fidelity Central Funds (including $145,792 from security lending)		145,792
Total income		25,960,924
Expenses
Management fee	$2,762,067
Transfer agent fees	1,382,966
Independent trustees' fees and expenses	4,101
Miscellaneous	2,376
Total expenses before reductions	4,151,510
Expense reductions	(150)	4,151,360
Net investment income (loss)		21,809,564
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	983,327
Futures contracts	1,547,793
Total net realized gain (loss)		2,531,120
Change in net unrealized appreciation (depreciation) on: Investment securities	209,609,455
Futures contracts	803,563
Total change in net unrealized appreciation (depreciation)		210,413,018
Net gain (loss)		212,944,138
Net increase (decrease) in net assets resulting from operations		$234,753,702

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,809,564	$29,451,038
Net realized gain (loss)	2,531,120	(21,752,912)
Change in net unrealized appreciation (depreciation)	210,413,018	(148,264,686)
Net increase (decrease) in net assets resulting from operations	234,753,702	(140,566,560)
Distributions to shareholders from net investment income	(3,100,141)	(27,330,027)
Distributions to shareholders from net realized gain	–	(19,261,829)
Total distributions	(3,100,141)	(46,591,856)
Share transactions
Proceeds from sales of shares	455,204,656	973,573,154
Reinvestment of distributions	3,018,173	45,246,065
Cost of shares redeemed	(265,333,100)	(368,721,721)
Net increase (decrease) in net assets resulting from share transactions	192,889,729	650,097,498
Total increase (decrease) in net assets	424,543,290	462,939,082
Net Assets
Beginning of period	1,568,288,514	1,105,349,432
End of period	$1,992,831,804	$1,568,288,514
Other Information
Undistributed net investment income end of period	$21,631,052	$2,921,629
Shares
Sold	42,145,132	90,741,261
Issued in reinvestment of distributions	282,336	4,311,676
Redeemed	(24,390,006)	(34,436,496)
Net increase (decrease)	18,037,462	60,616,441

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Value Enhanced Index Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$9.94	$11.38	$10.21	$8.89	$7.78	$7.92
Income from Investment Operations
Net investment income (loss)B	.13	.24	.26C	.20	.18	.15
Net realized and unrealized gain (loss)	1.29	(1.32)	1.28	1.87	1.21	.10
Total from investment operations	1.42	(1.08)	1.54	2.07	1.39	.25
Distributions from net investment income	(.02)	(.21)	(.12)	(.16)	(.15)	(.13)
Distributions from net realized gain	–	(.15)	(.24)	(.59)	(.13)	(.26)
Total distributions	(.02)	(.36)	(.37)D	(.75)	(.28)	(.39)
Net asset value, end of period	$11.34	$9.94	$11.38	$10.21	$8.89	$7.78
Total ReturnE,F	14.29%	(9.69)%	15.37%	23.92%	18.38%	3.58%
Ratios to Average Net AssetsG,H
Expenses before reductions	.45%I	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%I	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%I	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.37%I	2.20%	2.34%C	2.01%	2.27%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$1,992,832	$1,568,289	$1,105,349	$180,081	$106,740	$71,354
Portfolio turnover rateJ	90%I	88%	76%K	85%	76%	85%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.00%.

 D Total distributions of $.37 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.243 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Core Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.5	3.6
Microsoft Corp.	2.7	2.6
Johnson & Johnson	2.2	2.2
Amazon.com, Inc.	2.1	1.7
Facebook, Inc. Class A	2.1	1.6
Exxon Mobil Corp.	2.0	2.1
AT&T, Inc.	1.8	1.8
JPMorgan Chase & Co.	1.8	1.7
Procter & Gamble Co.	1.7	1.7
Wells Fargo & Co.	1.6	1.7
	21.5

Market Sectors as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.5	21.7
Health Care	16.3	16.2
Financials	14.3	13.8
Consumer Discretionary	11.6	14.2
Consumer Staples	10.8	11.3
Industrials	8.0	8.2
Energy	5.5	5.6
Materials	4.0	1.7
Telecommunication Services	3.8	4.5
Utilities	1.8	1.5

Asset Allocation (% of fund's net assets)

As of August 31, 2016*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 4.1%

As of February 29, 2016*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 5.0%

Fidelity® Large Cap Core Enhanced Index Fund

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.8%
BorgWarner, Inc.	846	$29,094
Gentex Corp.	90,013	1,601,331
Johnson Controls, Inc.	3,900	171,132
Lear Corp.	18,590	2,161,831
Tenneco, Inc. (a)	1,440	80,395
		4,043,783
Automobiles - 0.9%
Ford Motor Co.	285,522	3,597,577
General Motors Co.	21,115	673,991
		4,271,568
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp. unit	57,308	2,739,322
International Game Technology PLC	9,329	212,981
McDonald's Corp.	5,057	584,893
		3,537,196
Household Durables - 0.4%
Garmin Ltd. (b)	27,669	1,357,995
Harman International Industries, Inc.	6,033	510,935
		1,868,930
Internet & Catalog Retail - 2.1%
Amazon.com, Inc. (a)	13,335	10,256,749
Leisure Products - 0.2%
Brunswick Corp.	19,107	878,731
Media - 2.7%
Comcast Corp. Class A	74,355	4,852,407
Discovery Communications, Inc. Class C (non-vtg.) (a)	15,980	396,624
MSG Network, Inc. Class A (a)	131,856	2,304,843
The Walt Disney Co.	58,710	5,545,747
		13,099,621
Multiline Retail - 0.7%
Big Lots, Inc.	9,937	490,093
Dillard's, Inc. Class A	7,071	425,957
Macy's, Inc.	29,279	1,059,314
Target Corp.	24,741	1,736,571
		3,711,935
Specialty Retail - 2.6%
Aarons, Inc. Class A	1,832	44,628
American Eagle Outfitters, Inc.	25,800	478,332
Best Buy Co., Inc.	74,287	2,858,564
GNC Holdings, Inc.	10,850	228,176
Home Depot, Inc.	37,972	5,092,805
Lowe's Companies, Inc.	45,537	3,486,313
Penske Automotive Group, Inc. (b)	6,926	313,748
Staples, Inc.	7,887	67,513
		12,570,079
Textiles, Apparel & Luxury Goods - 0.5%
Michael Kors Holdings Ltd. (a)(b)	54,143	2,650,300

TOTAL CONSUMER DISCRETIONARY		56,888,892

CONSUMER STAPLES - 10.8%
Beverages - 2.1%
Dr. Pepper Snapple Group, Inc.	6,425	602,023
PepsiCo, Inc.	59,698	6,372,762
The Coca-Cola Co.	74,500	3,235,535
		10,210,320
Food & Staples Retailing - 2.5%
CVS Health Corp.	30,168	2,817,691
Sysco Corp.	5,513	285,904
Wal-Mart Stores, Inc.	73,316	5,237,695
Walgreens Boots Alliance, Inc.	45,491	3,671,579
		12,012,869
Food Products - 2.1%
Campbell Soup Co.	42,519	2,581,754
Fresh Del Monte Produce, Inc.	7,528	437,904
General Mills, Inc.	25,231	1,786,859
Ingredion, Inc.	1,482	202,975
Pilgrim's Pride Corp.	6,436	148,543
The J.M. Smucker Co.	14,888	2,110,970
Tyson Foods, Inc. Class A	42,710	3,227,595
		10,496,600
Household Products - 2.2%
Clorox Co.	17,855	2,339,719
Colgate-Palmolive Co.	1,245	92,553
Procter & Gamble Co.	96,402	8,416,859
Spectrum Brands Holdings, Inc.	556	74,615
		10,923,746
Tobacco - 1.9%
Altria Group, Inc.	86,029	5,685,657
Philip Morris International, Inc.	35,971	3,594,582
		9,280,239

TOTAL CONSUMER STAPLES		52,923,774

ENERGY - 5.5%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	17,237	846,854
Diamond Offshore Drilling, Inc. (b)	34,581	638,711
Dril-Quip, Inc. (a)	15,087	838,385
FMC Technologies, Inc. (a)	25,692	724,514
Schlumberger Ltd.	5,815	459,385
		3,507,849
Oil, Gas & Consumable Fuels - 4.8%
Antero Resources Corp. (a)	90,374	2,309,959
Apache Corp.	2,637	131,059
Chesapeake Energy Corp. (a)(b)	39,427	250,361
Chevron Corp.	23,947	2,408,589
Cimarex Energy Co.	1,243	164,300
ConocoPhillips Co.	3,450	141,623
EOG Resources, Inc.	1,156	102,294
EQT Corp.	18,649	1,333,404
Exxon Mobil Corp.	114,012	9,935,006
ONEOK, Inc.	8,464	396,877
Pioneer Natural Resources Co.	962	172,246
Tesoro Corp.	33,009	2,489,539
Valero Energy Corp.	59,724	3,305,723
		23,140,980

TOTAL ENERGY		26,648,829

FINANCIALS - 14.3%
Banks - 5.1%
Bank of America Corp.	430,669	6,950,998
Citigroup, Inc.	26,256	1,253,461
JPMorgan Chase & Co.	129,046	8,710,605
Wells Fargo & Co.	155,386	7,893,609
		24,808,673
Capital Markets - 1.5%
Goldman Sachs Group, Inc.	23,167	3,925,880
Lazard Ltd. Class A	2,303	85,280
Morgan Stanley	94,547	3,031,177
T. Rowe Price Group, Inc.	7,641	531,355
		7,573,692
Consumer Finance - 2.1%
American Express Co.	50,387	3,304,379
Capital One Financial Corp.	50,164	3,591,742
Discover Financial Services	54,845	3,290,700
		10,186,821
Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc. Class B (a)	49,112	7,390,865
CME Group, Inc.	5,402	585,307
Morningstar, Inc.	29,372	2,439,932
		10,416,104
Insurance - 0.7%
AFLAC, Inc.	31,065	2,304,402
Lincoln National Corp.	15,043	722,515
MetLife, Inc.	7,520	326,368
Prudential Financial, Inc.	707	56,122
		3,409,407
Real Estate Investment Trusts - 2.8%
Care Capital Properties, Inc.	3,682	110,423
CBL & Associates Properties, Inc.	14,179	202,334
Chimera Investment Corp.	118,999	1,962,294
Coresite Realty Corp.	1,654	129,045
Equity Lifestyle Properties, Inc.	6,262	485,493
MFA Financial, Inc.	211,678	1,634,154
Mid-America Apartment Communities, Inc.	3,136	294,753
PS Business Parks, Inc.	2,535	280,827
Public Storage	14,559	3,260,342
Ryman Hospitality Properties, Inc.	1,134	61,191
Simon Property Group, Inc.	8,506	1,832,788
Weyerhaeuser Co.	100,361	3,196,498
		13,450,142

TOTAL FINANCIALS		69,844,839

HEALTH CARE - 16.3%
Biotechnology - 4.0%
AbbVie, Inc.	24,275	1,556,028
Amgen, Inc.	34,510	5,868,771
Biogen, Inc. (a)	13,646	4,170,627
Gilead Sciences, Inc.	65,063	5,099,638
Myriad Genetics, Inc. (a)	8,108	165,079
United Therapeutics Corp. (a)	21,016	2,569,836
		19,429,979
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	88,826	3,732,469
Baxter International, Inc.	1,462	68,319
C.R. Bard, Inc.	1,252	276,492
Edwards Lifesciences Corp. (a)	19,746	2,273,949
Hologic, Inc. (a)	33,219	1,276,274
Masimo Corp. (a)	1,908	112,839
Medtronic PLC	6,723	585,103
St. Jude Medical, Inc.	1,094	85,244
		8,410,689
Health Care Providers & Services - 3.2%
Aetna, Inc.	19,507	2,284,660
Anthem, Inc.	24,877	3,111,615
Cigna Corp.	2,548	326,806
Express Scripts Holding Co. (a)	49,163	3,574,150
Humana, Inc.	740	132,245
McKesson Corp.	19,135	3,532,704
UnitedHealth Group, Inc.	21,417	2,913,783
		15,875,963
Life Sciences Tools & Services - 0.1%
Bruker Corp.	5,097	113,969
Illumina, Inc. (a)	921	155,041
		269,010
Pharmaceuticals - 7.3%
Allergan PLC (a)	6,714	1,574,702
Bristol-Myers Squibb Co.	83,610	4,798,378
Eli Lilly & Co.	9,098	707,370
Johnson & Johnson	91,261	10,891,088
Mallinckrodt PLC (a)	3,180	237,037
Merck & Co., Inc.	112,419	7,058,789
Mylan N.V. (a)	55,107	2,334,333
Pfizer, Inc.	225,354	7,842,319
		35,444,016

TOTAL HEALTH CARE		79,429,657

INDUSTRIALS - 8.0%
Aerospace & Defense - 2.8%
General Dynamics Corp.	18,109	2,756,552
Honeywell International, Inc.	7,738	903,102
Moog, Inc. Class A (a)	12,223	721,035
Northrop Grumman Corp.	2,049	434,531
Raytheon Co.	14,652	2,053,185
Spirit AeroSystems Holdings, Inc. Class A (a)	53,590	2,455,494
Textron, Inc.	360	14,706
The Boeing Co.	34,424	4,456,187
		13,794,792
Airlines - 0.5%
Delta Air Lines, Inc.	59,462	2,185,229
Building Products - 0.4%
A.O. Smith Corp.	545	52,582
Fortune Brands Home & Security, Inc.	463	29,428
Owens Corning	30,433	1,671,380
		1,753,390
Construction & Engineering - 0.0%
EMCOR Group, Inc.	3,530	202,128
Electrical Equipment - 0.6%
Eaton Corp. PLC	37,059	2,465,906
EnerSys	6,518	458,737
		2,924,643
Industrial Conglomerates - 2.1%
3M Co.	29,447	5,278,080
Carlisle Companies, Inc.	2,024	212,237
General Electric Co.	158,345	4,946,698
		10,437,015
Machinery - 1.5%
Cummins, Inc.	25,070	3,149,043
Illinois Tool Works, Inc.	1,066	126,694
Ingersoll-Rand PLC	10,065	684,319
PACCAR, Inc.	26,324	1,575,228
Stanley Black & Decker, Inc.	6,285	777,769
Trinity Industries, Inc.	5,804	141,734
Wabtec Corp.	6,154	471,458
Woodward, Inc.	5,408	339,190
		7,265,435
Professional Services - 0.1%
Robert Half International, Inc.	13,006	498,520

TOTAL INDUSTRIALS		39,061,152

INFORMATION TECHNOLOGY - 22.5%
Communications Equipment - 2.1%
Brocade Communications Systems, Inc.	229,076	2,057,102
Cisco Systems, Inc.	213,230	6,703,951
Juniper Networks, Inc.	25,260	583,001
Motorola Solutions, Inc.	11,101	854,666
		10,198,720
Electronic Equipment & Components - 0.6%
Corning, Inc.	14,151	321,086
Dolby Laboratories, Inc. Class A	9,010	440,949
Tech Data Corp. (a)	26,612	1,975,675
		2,737,710
Internet Software & Services - 4.7%
Alphabet, Inc.:
Class A	7,549	5,962,578
Class C (a)	4,191	3,214,707
eBay, Inc. (a)	111,630	3,590,021
Facebook, Inc. Class A (a)	79,979	10,086,951
		22,854,257
IT Services - 1.8%
Accenture PLC Class A	8,449	971,635
Cognizant Technology Solutions Corp. Class A (a)	32,284	1,854,393
IBM Corp.	7,287	1,157,759
Leidos Holdings, Inc.	24,909	1,009,064
MasterCard, Inc. Class A	474	45,803
Teradata Corp. (a)(b)	5,476	173,753
The Western Union Co.	7,520	161,830
Visa, Inc. Class A	18,889	1,528,120
Xerox Corp.	207,748	2,046,318
		8,948,675
Semiconductors & Semiconductor Equipment - 3.5%
Applied Materials, Inc.	108,125	3,226,450
Intel Corp.	195,797	7,027,154
Lam Research Corp. (b)	4,722	440,657
Qualcomm, Inc.	77,824	4,908,360
Texas Instruments, Inc.	22,672	1,576,611
		17,179,232
Software - 5.2%
Activision Blizzard, Inc.	18,849	779,783
Adobe Systems, Inc. (a)	22,009	2,251,741
Citrix Systems, Inc. (a)	8,065	703,268
Electronic Arts, Inc. (a)	39,474	3,206,473
Intuit, Inc.	17,355	1,934,215
Microsoft Corp.	234,129	13,453,052
Oracle Corp.	79,722	3,286,141
		25,614,673
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	163,207	17,316,253
EMC Corp.	30,492	883,963
HP, Inc.	197,779	2,842,084
Seagate Technology LLC (b)	7,176	242,118
Western Digital Corp.	30,009	1,400,520
		22,684,938

TOTAL INFORMATION TECHNOLOGY		110,218,205

MATERIALS - 4.0%
Chemicals - 2.3%
E.I. du Pont de Nemours & Co.	13,015	905,844
LyondellBasell Industries NV Class A	40,951	3,230,624
Monsanto Co.	6,505	692,783
The Dow Chemical Co.	72,342	3,880,425
Westlake Chemical Corp.	44,520	2,307,026
		11,016,702
Containers & Packaging - 0.0%
Berry Plastics Group, Inc. (a)	4,768	216,420
Metals & Mining - 1.7%
Newmont Mining Corp.	71,604	2,738,137
Nucor Corp.	57,578	2,793,109
Reliance Steel & Aluminum Co.	30,191	2,176,167
Steel Dynamics, Inc.	26,151	643,838
Worthington Industries, Inc.	3,300	141,570
		8,492,821

TOTAL MATERIALS		19,725,943

TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	215,904	8,826,156
CenturyLink, Inc.	71,305	1,982,279
Verizon Communications, Inc.	150,565	7,879,066
		18,687,501
UTILITIES - 1.8%
Electric Utilities - 1.3%
Duke Energy Corp.	27,181	2,165,238
Exelon Corp.	60,106	2,043,604
NextEra Energy, Inc.	17,542	2,121,529
		6,330,371
Gas Utilities - 0.1%
UGI Corp.	9,439	429,286
Multi-Utilities - 0.4%
Public Service Enterprise Group, Inc.	51,842	2,216,764

TOTAL UTILITIES		8,976,421

TOTAL COMMON STOCKS
(Cost $415,598,114)		482,405,213
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.32% 9/15/16 (c)
(Cost $499,937)	500,000	499,958
	Shares	Value

Money Market Funds - 2.4%
Dreyfus Cash Management Institutional Shares, 0.30% (d)	5,640,628	$5,640,628
Fidelity Securities Lending Cash Central Fund 0.44% (e)(f)	5,926,250	5,926,250
TOTAL MONEY MARKET FUNDS
(Cost $11,566,878)		11,566,878
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $427,664,929)		494,472,049
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(5,322,058)
NET ASSETS - 100%		$489,149,991

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
59 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2016	6,400,025	$202,289

The face value of futures purchased as a percentage of Net Assets is 1.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $314,974.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$25,763

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$56,888,892	$56,888,892	$--	$--
Consumer Staples	52,923,774	52,923,774	--	--
Energy	26,648,829	26,648,829	--	--
Financials	69,844,839	69,844,839	--	--
Health Care	79,429,657	79,429,657	--	--
Industrials	39,061,152	39,061,152	--	--
Information Technology	110,218,205	110,218,205	--	--
Materials	19,725,943	19,725,943	--	--
Telecommunication Services	18,687,501	18,687,501	--	--
Utilities	8,976,421	8,976,421	--	--
U.S. Government and Government Agency Obligations	499,958	--	499,958	--
Money Market Funds	11,566,878	11,566,878	--	--
Total Investments in Securities:	$494,472,049	$493,972,091	$499,958	$--
Derivative Instruments:
Assets
Futures Contracts	$202,289	$202,289	$--	$--
Total Assets	$202,289	$202,289	$--	$--
Total Derivative Instruments:	$202,289	$202,289	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$202,289	$0
Total Equity Risk	202,289	0
Total Value of Derivatives	$202,289	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Core Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,765,380) — See accompanying schedule: Unaffiliated issuers (cost $421,738,679)	$488,545,799
Fidelity Central Funds (cost $5,926,250)	5,926,250
Total Investments (cost $427,664,929)		$494,472,049
Receivable for investments sold		3,850,908
Receivable for fund shares sold		337,201
Dividends receivable		1,215,472
Interest receivable		1,027
Distributions receivable from Fidelity Central Funds		2,783
Total assets		499,879,440
Liabilities
Payable for investments purchased	$4,271,329
Payable for fund shares redeemed	331,087
Accrued management fee	122,645
Payable for daily variation margin for derivative instruments	16,815
Other affiliated payables	61,323
Collateral on securities loaned, at value	5,926,250
Total liabilities		10,729,449
Net Assets		$489,149,991
Net Assets consist of:
Paid in capital		$434,001,487
Undistributed net investment income		4,370,102
Accumulated undistributed net realized gain (loss) on investments		(16,231,007)
Net unrealized appreciation (depreciation) on investments		67,009,409
Net Assets, for 40,156,708 shares outstanding		$489,149,991
Net Asset Value, offering price and redemption price per share ($489,149,991 ÷ 40,156,708 shares)		$12.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$5,460,972
Interest		6,978
Income from Fidelity Central Funds (including $25,763 from security lending)		25,763
Total income		5,493,713
Expenses
Management fee	$700,869
Transfer agent fees	350,938
Independent trustees' fees and expenses	1,054
Miscellaneous	617
Total expenses before reductions	1,053,478
Expense reductions	(66)	1,053,412
Net investment income (loss)		4,440,301
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	554,191
Futures contracts	504,439
Total net realized gain (loss)		1,058,630
Change in net unrealized appreciation (depreciation) on: Investment securities	45,231,482
Futures contracts	78,552
Total change in net unrealized appreciation (depreciation)		45,310,034
Net gain (loss)		46,368,664
Net increase (decrease) in net assets resulting from operations		$50,808,965

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,440,301	$7,402,916
Net realized gain (loss)	1,058,630	1,390,162
Change in net unrealized appreciation (depreciation)	45,310,034	(41,711,760)
Net increase (decrease) in net assets resulting from operations	50,808,965	(32,918,682)
Distributions to shareholders from net investment income	(673,635)	(6,567,904)
Distributions to shareholders from net realized gain	–	(8,297,616)
Total distributions	(673,635)	(14,865,520)
Share transactions
Proceeds from sales of shares	99,903,870	207,509,960
Reinvestment of distributions	637,941	14,075,999
Cost of shares redeemed	(73,225,999)	(143,985,591)
Net increase (decrease) in net assets resulting from share transactions	27,315,812	77,600,368
Total increase (decrease) in net assets	77,451,142	29,816,166
Net Assets
Beginning of period	411,698,849	381,882,683
End of period	$489,149,991	$411,698,849
Other Information
Undistributed net investment income end of period	$4,370,102	$603,436
Shares
Sold	8,563,780	17,838,199
Issued in reinvestment of distributions	54,618	1,214,811
Redeemed	(6,242,482)	(12,333,931)
Net increase (decrease)	2,375,916	6,719,079

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Core Enhanced Index Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.90	$12.29	$11.30	$10.70	$9.68	$9.09
Income from Investment Operations
Net investment income (loss)B	.11	.22	.20	.19	.21	.14
Net realized and unrealized gain (loss)	1.19	(1.17)	1.55	2.45	1.03	.48
Total from investment operations	1.30	(.95)	1.75	2.64	1.24	.62
Distributions from net investment income	(.02)	(.19)	(.16)	(.27)	(.18)	(.03)
Distributions from net realized gain	–	(.25)	(.60)	(1.77)	(.05)	–
Total distributions	(.02)	(.44)	(.76)	(2.04)	(.22)C	(.03)
Net asset value, end of period	$12.18	$10.90	$12.29	$11.30	$10.70	$9.68
Total ReturnD,E	11.91%	(7.94)%	16.04%	26.44%	13.03%	6.78%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45%H	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%H	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%H	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.90%H	1.86%	1.69%	1.67%	2.08%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$489,150	$411,699	$381,883	$441,773	$208,675	$262,225
Portfolio turnover rateI	86%H	84%	101%	125%	85%	104%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.22 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.049 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
NVIDIA Corp.	1.0	0.8
Edwards Lifesciences Corp.	0.9	0.9
Electronic Arts, Inc.	0.9	0.8
Tyson Foods, Inc. Class A	0.9	0.9
Weyerhaeuser Co.	0.9	0.8
Synchrony Financial	0.9	0.9
PPL Corp.	0.8	0.9
SunTrust Banks, Inc.	0.8	0.8
PACCAR, Inc.	0.8	0.8
Public Service Enterprise Group, Inc.	0.8	0.9
	8.7

Market Sectors as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.0	22.5
Information Technology	16.3	15.8
Consumer Discretionary	15.0	18.3
Health Care	11.3	10.9
Industrials	10.8	11.7
Consumer Staples	7.1	5.8
Materials	6.2	3.5
Energy	5.4	3.9
Utilities	5.1	5.3
Telecommunication Services	0.7	1.0

Asset Allocation (% of fund's net assets)

As of August 31, 2016*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 5.3%

As of February 29, 2016*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 4.9%

Fidelity® Mid Cap Enhanced Index Fund

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 15.0%
Auto Components - 2.7%
BorgWarner, Inc.	138,204	$4,752,836
Delphi Automotive PLC	92,962	6,568,695
Gentex Corp. (a)	334,465	5,950,132
Lear Corp.	56,146	6,529,218
Tenneco, Inc. (b)	5,122	285,961
The Goodyear Tire & Rubber Co.	55,696	1,634,678
Visteon Corp.	7,695	544,037
		26,265,557
Automobiles - 0.6%
Thor Industries, Inc. (a)	72,712	5,900,579
Distributors - 0.5%
Genuine Parts Co.	11,444	1,176,672
LKQ Corp. (b)	105,735	3,815,976
		4,992,648
Hotels, Restaurants & Leisure - 0.9%
Brinker International, Inc.	3,967	213,068
Darden Restaurants, Inc. (a)	37,559	2,315,137
International Game Technology PLC	99,566	2,273,092
Starwood Hotels & Resorts Worldwide, Inc.	12,456	964,842
Wendy's Co.	42,300	431,037
Wyndham Worldwide Corp. (a)	37,715	2,669,845
		8,867,021
Household Durables - 0.7%
D.R. Horton, Inc.	17,630	565,218
Garmin Ltd. (a)	39,198	1,923,838
Harman International Industries, Inc.	12,154	1,029,322
Leggett & Platt, Inc.	3,571	187,406
Mohawk Industries, Inc. (b)	2,450	521,311
Toll Brothers, Inc. (b)	205	6,373
Whirlpool Corp.	16,644	2,973,284
		7,206,752
Internet & Catalog Retail - 0.4%
Liberty Interactive Corp. QVC Group Series A (b)	184,131	3,890,688
Leisure Products - 1.1%
Brunswick Corp.	114,312	5,257,209
Hasbro, Inc.	14,023	1,146,240
Polaris Industries, Inc. (a)	52,379	4,538,117
		10,941,566
Media - 2.0%
Discovery Communications, Inc.:
Class A (a)(b)	211,285	5,389,880
Class C (non-vtg.) (b)	232,108	5,760,921
MSG Network, Inc. Class A (a)(b)	79,619	1,391,740
Omnicom Group, Inc. (a)	16,488	1,420,111
Scripps Networks Interactive, Inc. Class A	84,798	5,373,649
		19,336,301
Multiline Retail - 1.3%
Dillard's, Inc. Class A	18,319	1,103,537
Dollar General Corp.	76,429	5,610,653
Kohl's Corp.	2,991	132,741
Macy's, Inc.	145,173	5,252,359
Target Corp.	7,196	505,087
		12,604,377
Specialty Retail - 3.8%
American Eagle Outfitters, Inc.	53,965	1,000,511
Bed Bath & Beyond, Inc.	97,323	4,512,868
Best Buy Co., Inc.	179,264	6,898,079
Foot Locker, Inc.	99,829	6,552,776
Gap, Inc. (a)	234,434	5,830,374
Murphy U.S.A., Inc. (b)	444	32,465
Penske Automotive Group, Inc. (a)	29,752	1,347,766
Ross Stores, Inc.	50,534	3,145,236
Staples, Inc.	627,402	5,370,561
Urban Outfitters, Inc. (b)	11,337	406,431
Williams-Sonoma, Inc. (a)	38,765	2,040,590
		37,137,657
Textiles, Apparel & Luxury Goods - 1.0%
Michael Kors Holdings Ltd. (a)(b)	126,048	6,170,050
PVH Corp.	36,073	3,887,226
		10,057,276

TOTAL CONSUMER DISCRETIONARY		147,200,422

CONSUMER STAPLES - 7.1%
Beverages - 0.8%
Dr. Pepper Snapple Group, Inc.	81,450	7,631,865
Food & Staples Retailing - 0.4%
Rite Aid Corp. (b)	26,991	203,242
Sysco Corp.	69,574	3,608,108
		3,811,350
Food Products - 4.5%
Bunge Ltd.	100,387	6,414,729
Campbell Soup Co.	102,781	6,240,862
ConAgra Foods, Inc.	30,357	1,414,940
Hormel Foods Corp. (a)	43,145	1,650,728
Ingredion, Inc.	45,452	6,225,106
Mead Johnson Nutrition Co. Class A	5,141	437,345
Pilgrim's Pride Corp. (a)	191,122	4,411,096
Post Holdings, Inc. (b)	1,743	147,772
The Hershey Co.	7,672	766,356
The J.M. Smucker Co.	49,297	6,989,822
Tyson Foods, Inc. Class A	116,781	8,825,140
WhiteWave Foods Co. (b)	10,161	563,224
		44,087,120
Household Products - 1.4%
Church & Dwight Co., Inc.	56,096	5,577,064
Clorox Co.	57,689	7,559,567
Energizer Holdings, Inc.	7,611	376,136
		13,512,767

TOTAL CONSUMER STAPLES		69,043,102

ENERGY - 5.4%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	4,736	232,680
Diamond Offshore Drilling, Inc. (a)	85,498	1,579,148
Dril-Quip, Inc. (b)	93,236	5,181,125
FMC Technologies, Inc. (b)	176,274	4,970,927
Oceaneering International, Inc. (a)	116,855	3,098,995
		15,062,875
Oil, Gas & Consumable Fuels - 3.9%
Antero Resources Corp. (b)	212,349	5,427,640
Cabot Oil & Gas Corp.	11,277	277,753
Chesapeake Energy Corp. (a)(b)	281,779	1,789,297
Cimarex Energy Co.	1,934	255,636
EQT Corp.	94,111	6,728,937
Laredo Petroleum, Inc. (b)	25,175	309,149
Marathon Oil Corp.	5,840	87,717
Noble Energy, Inc.	6,101	210,362
ONEOK, Inc. (a)	55,305	2,593,251
Pioneer Natural Resources Co.	14,185	2,539,824
QEP Resources, Inc.	96,179	1,837,019
Range Resources Corp. (a)	67,374	2,598,615
Southwestern Energy Co. (a)(b)	132,359	1,841,114
Tesoro Corp.	83,785	6,319,065
Valero Energy Corp.	65,896	3,647,344
World Fuel Services Corp.	15,735	701,466
WPX Energy, Inc. (b)	36,674	440,088
		37,604,277

TOTAL ENERGY		52,667,152

FINANCIALS - 21.0%
Banks - 3.7%
CIT Group, Inc.	90,556	3,339,705
Citizens Financial Group, Inc.	264,799	6,559,071
East West Bancorp, Inc.	38,778	1,440,215
Fifth Third Bancorp	309,345	6,236,395
KeyCorp	401,647	5,044,686
Regions Financial Corp.	496,942	4,954,512
SunTrust Banks, Inc.	184,429	8,127,786
TCF Financial Corp.	11,076	162,263
Zions Bancorporation	11,239	343,801
		36,208,434
Capital Markets - 1.6%
Affiliated Managers Group, Inc. (a)(b)	27,145	3,855,947
Ameriprise Financial, Inc.	1,985	200,644
Federated Investors, Inc. Class B (non-vtg.)	55,034	1,777,598
Franklin Resources, Inc.	8,130	296,745
Lazard Ltd. Class A	22,459	831,657
Legg Mason, Inc.	31,437	1,087,406
Raymond James Financial, Inc.	14,169	824,211
State Street Corp.	2,752	193,300
T. Rowe Price Group, Inc.	99,458	6,916,309
		15,983,817
Consumer Finance - 2.2%
Ally Financial, Inc.	45,990	921,640
Capital One Financial Corp.	52,030	3,725,348
Discover Financial Services	23,726	1,423,560
Navient Corp.	404,653	5,818,910
Santander Consumer U.S.A. Holdings, Inc. (b)	96,286	1,211,278
Synchrony Financial	306,344	8,525,554
		21,626,290
Diversified Financial Services - 1.4%
CBOE Holdings, Inc.	62,109	4,266,267
CME Group, Inc.	2,814	304,897
Leucadia National Corp.	78,622	1,505,611
Morningstar, Inc.	41,138	3,417,334
MSCI, Inc. Class A	47,282	4,261,054
		13,755,163
Insurance - 1.7%
Allied World Assurance Co. Holdings AG	10,478	424,988
American International Group, Inc. warrants 1/19/21 (b)	574	12,829
AmTrust Financial Services, Inc.	11,406	302,145
Aspen Insurance Holdings Ltd.	41,860	1,923,886
Assured Guaranty Ltd.	124,378	3,453,977
FNF Group	29,038	1,094,442
Lincoln National Corp.	98,013	4,707,564
Old Republic International Corp.	51,539	991,095
Progressive Corp.	117,135	3,813,916
		16,724,842
Real Estate Investment Trusts - 10.3%
American Capital Agency Corp.	29,666	572,850
Annaly Capital Management, Inc. (a)	248,937	2,666,115
Apple Hospitality (REIT), Inc.	3,096	60,744
AvalonBay Communities, Inc.	8,641	1,512,261
Brandywine Realty Trust (SBI)	7,769	125,314
Brixmor Property Group, Inc.	205,327	5,864,139
Care Capital Properties, Inc.	151,351	4,539,016
Chimera Investment Corp.	323,730	5,338,308
Colony Starwood Homes	2,037	63,147
Columbia Property Trust, Inc.	2,121	50,013
Coresite Realty Corp.	14,752	1,150,951
Corporate Office Properties Trust (SBI)	8,492	242,192
Corrections Corp. of America (a)	198,232	3,157,836
CubeSmart	23,001	633,218
CyrusOne, Inc.	10,169	516,992
DCT Industrial Trust, Inc.	16,957	825,975
Duke Realty LP	25,007	703,197
DuPont Fabros Technology, Inc.	3,889	164,894
Equity Commonwealth (b)	3,952	123,658
Equity Lifestyle Properties, Inc.	74,495	5,775,597
Equity Residential (SBI)	11,208	727,063
Extra Space Storage, Inc.	21,194	1,707,177
Forest City Realty Trust, Inc.	34,591	818,423
Hospitality Properties Trust (SBI)	173,242	5,282,149
Host Hotels & Resorts, Inc. (a)	407,913	7,269,010
Kimco Realty Corp.	79,181	2,379,389
Lamar Advertising Co. Class A (a)	84,631	5,275,050
Liberty Property Trust (SBI)	5,600	230,888
Life Storage, Inc.	4,947	445,230
MFA Financial, Inc.	706,135	5,451,362
Mid-America Apartment Communities, Inc. (a)	42,339	3,979,443
National Retail Properties, Inc. (a)	12,153	608,865
Omega Healthcare Investors, Inc. (a)	60,839	2,202,372
Piedmont Office Realty Trust, Inc. Class A	10,888	235,290
Prologis, Inc.	2,213	117,532
PS Business Parks, Inc.	1,079	119,532
Public Storage	21,426	4,798,138
Rayonier, Inc.	4,006	110,285
Retail Properties America, Inc.	48,900	831,300
RLJ Lodging Trust	19,944	465,493
Senior Housing Properties Trust (SBI)	67,339	1,504,353
Starwood Property Trust, Inc.	80,136	1,835,114
Store Capital Corp.	4,620	136,891
Sunstone Hotel Investors, Inc.	74,949	1,041,042
Tanger Factory Outlet Centers, Inc.	15,059	611,998
Taubman Centers, Inc.	16,608	1,289,943
The Macerich Co.	81,963	6,711,950
Two Harbors Investment Corp.	61,459	546,985
Welltower, Inc.	8,153	625,743
Weyerhaeuser Co.	275,064	8,760,788
WP Carey, Inc.	2,696	179,688
		100,384,903
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	4,440	518,370

TOTAL FINANCIALS		205,201,819

HEALTH CARE - 11.3%
Biotechnology - 0.7%
Medivation, Inc. (b)	7,438	599,205
United Therapeutics Corp. (a)(b)	48,448	5,924,221
		6,523,426
Health Care Equipment & Supplies - 3.9%
Abiomed, Inc. (b)	9,590	1,131,045
Align Technology, Inc. (b)	8,208	762,523
C.R. Bard, Inc.	32,335	7,140,861
Edwards Lifesciences Corp. (b)	78,861	9,081,633
Hill-Rom Holdings, Inc.	6,571	389,726
Hologic, Inc. (b)	173,005	6,646,852
Intuitive Surgical, Inc. (b)	3,673	2,521,221
ResMed, Inc. (a)	67,467	4,499,374
St. Jude Medical, Inc.	30,257	2,357,625
The Cooper Companies, Inc.	11,369	2,113,724
Varian Medical Systems, Inc. (a)(b)	17,757	1,706,980
		38,351,564
Health Care Providers & Services - 3.6%
Aetna, Inc.	14,913	1,746,611
AmerisourceBergen Corp.	70,497	6,131,124
AmSurg Corp. (b)	5,530	359,008
Anthem, Inc.	39,142	4,895,881
Cardinal Health, Inc.	19,626	1,563,603
Express Scripts Holding Co. (b)	3,241	235,621
Laboratory Corp. of America Holdings (b)	25,839	3,538,134
McKesson Corp.	26,047	4,808,797
Molina Healthcare, Inc. (b)	3,962	213,195
Quest Diagnostics, Inc.	78,145	6,471,969
Universal Health Services, Inc. Class B	28,776	3,468,371
VCA, Inc. (b)	3,253	230,345
Wellcare Health Plans, Inc. (b)	10,778	1,214,681
		34,877,340
Health Care Technology - 0.3%
Cerner Corp. (b)	44,085	2,845,246
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	149,258	7,012,141
Bruker Corp.	175,194	3,917,338
Charles River Laboratories International, Inc. (b)	27,334	2,274,462
Illumina, Inc. (b)	12,041	2,026,982
Quintiles Transnational Holdings, Inc. (b)	50,522	3,905,351
		19,136,274
Pharmaceuticals - 0.9%
Mallinckrodt PLC (b)	60,187	4,486,339
Mylan N.V. (b)	111,438	4,720,514
		9,206,853

TOTAL HEALTH CARE		110,940,703

INDUSTRIALS - 10.8%
Aerospace & Defense - 2.4%
BE Aerospace, Inc.	64,954	3,283,425
General Dynamics Corp.	2,141	325,903
Hexcel Corp.	4,298	192,765
Huntington Ingalls Industries, Inc.	21,467	3,545,704
Northrop Grumman Corp.	6,934	1,470,493
Raytheon Co.	7,396	1,036,401
Rockwell Collins, Inc.	30,441	2,547,607
Spirit AeroSystems Holdings, Inc. Class A (b)	130,375	5,973,783
Textron, Inc.	130,340	5,324,389
		23,700,470
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	4,818	334,466
Expeditors International of Washington, Inc.	1,702	86,206
		420,672
Airlines - 0.8%
Alaska Air Group, Inc.	52,624	3,553,699
JetBlue Airways Corp. (b)	159,823	2,549,177
Southwest Airlines Co.	34,787	1,282,945
		7,385,821
Building Products - 0.5%
A.O. Smith Corp.	4,669	450,465
Fortune Brands Home & Security, Inc.	12,498	794,373
Owens Corning	71,602	3,932,382
		5,177,220
Commercial Services & Supplies - 1.1%
Cintas Corp.	50,485	5,932,492
KAR Auction Services, Inc.	76,851	3,249,260
R.R. Donnelley & Sons Co.	70,904	1,212,458
		10,394,210
Construction & Engineering - 0.6%
Quanta Services, Inc. (b)	211,145	5,432,761
Electrical Equipment - 0.3%
Fortive Corp.	15,284	805,008
Regal Beloit Corp.	5,461	334,923
Rockwell Automation, Inc.	19,471	2,257,273
		3,397,204
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	6,650	697,319
Machinery - 3.3%
Allison Transmission Holdings, Inc.	163,017	4,522,092
Cummins, Inc.	15,064	1,892,189
Ingersoll-Rand PLC	20,970	1,425,750
PACCAR, Inc.	135,703	8,120,468
Parker Hannifin Corp.	25,046	3,068,886
Snap-On, Inc.	2,479	380,006
Stanley Black & Decker, Inc.	20,169	2,495,914
Toro Co.	1,600	155,440
Trinity Industries, Inc.	238,307	5,819,457
Wabtec Corp. (a)	61,497	4,711,285
		32,591,487
Professional Services - 1.4%
Equifax, Inc.	40,811	5,382,971
Manpower, Inc.	41,308	2,951,870
Robert Half International, Inc.	141,412	5,420,322
		13,755,163
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	29,535	867,738
HD Supply Holdings, Inc. (b)	22,298	805,181
MSC Industrial Direct Co., Inc. Class A	9,164	669,339
United Rentals, Inc. (b)	1,600	131,696
		2,473,954

TOTAL INDUSTRIALS		105,426,281

INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 2.6%
Arris International PLC (b)	30,961	869,075
Brocade Communications Systems, Inc.	599,457	5,383,124
F5 Networks, Inc. (b)	51,660	6,340,232
Juniper Networks, Inc.	267,890	6,182,901
Motorola Solutions, Inc.	87,557	6,741,013
		25,516,345
Electronic Equipment & Components - 0.6%
Avnet, Inc.	37,093	1,546,036
CDW Corp.	2,660	118,769
Corning, Inc.	93,826	2,128,912
Dolby Laboratories, Inc. Class A	39,678	1,941,841
		5,735,558
Internet Software & Services - 0.8%
eBay, Inc. (b)	168,586	5,421,726
LinkedIn Corp. Class A (b)	11,587	2,233,394
		7,655,120
IT Services - 3.9%
Alliance Data Systems Corp. (b)	8,906	1,821,989
Amdocs Ltd.	94,659	5,690,899
Cognizant Technology Solutions Corp. Class A (b)	29,393	1,688,334
CSRA, Inc.	61,574	1,563,364
DST Systems, Inc.	10,013	1,216,680
Fiserv, Inc. (b)	29,105	2,999,270
Leidos Holdings, Inc.	89,639	3,631,276
Paychex, Inc.	99,663	6,046,554
Teradata Corp. (a)(b)	58,458	1,854,872
The Western Union Co. (a)	217,263	4,675,500
Total System Services, Inc.	45,794	2,255,355
Xerox Corp.	526,187	5,182,942
		38,627,035
Semiconductors & Semiconductor Equipment - 2.8%
Applied Materials, Inc.	163,093	4,866,695
First Solar, Inc. (a)(b)	1,686	63,765
KLA-Tencor Corp.	8,760	606,718
Lam Research Corp. (a)	79,697	7,437,324
Linear Technology Corp.	17,120	997,069
NVIDIA Corp.	165,207	10,133,794
ON Semiconductor Corp. (b)	18,421	198,947
Skyworks Solutions, Inc. (a)	25,936	1,941,569
Teradyne, Inc.	34,178	719,789
Xilinx, Inc.	11,920	646,183
		27,611,853
Software - 4.3%
CA Technologies, Inc.	188,077	6,377,691
Cadence Design Systems, Inc. (b)	96,668	2,459,234
CDK Global, Inc.	30,070	1,743,459
Citrix Systems, Inc. (b)	80,916	7,055,875
Electronic Arts, Inc. (b)	111,028	9,018,804
Intuit, Inc.	12,629	1,407,502
Red Hat, Inc. (b)	13,609	993,185
Symantec Corp.	296,318	7,150,153
Synopsys, Inc. (b)	104,142	6,174,579
		42,380,482
Technology Hardware, Storage & Peripherals - 1.3%
HP, Inc.	62,011	891,098
NetApp, Inc.	139,173	4,813,994
Western Digital Corp.	143,308	6,688,184
		12,393,276

TOTAL INFORMATION TECHNOLOGY		159,919,669

MATERIALS - 6.2%
Chemicals - 2.4%
Cabot Corp.	39,659	1,977,398
Celanese Corp. Class A	44,786	2,885,562
Eastman Chemical Co.	76,888	5,219,926
Huntsman Corp.	74,275	1,284,215
LyondellBasell Industries NV Class A	63,987	5,047,934
PPG Industries, Inc.	7,245	767,101
Valspar Corp.	1,489	156,955
Westlake Chemical Corp.	109,683	5,683,773
		23,022,864
Construction Materials - 0.1%
Eagle Materials, Inc.	11,192	899,501
Containers & Packaging - 1.0%
Avery Dennison Corp.	41,892	3,244,116
Berry Plastics Group, Inc. (b)	22,222	1,008,657
Crown Holdings, Inc. (b)	32,358	1,754,774
Packaging Corp. of America	53,968	4,243,504
		10,251,051
Metals & Mining - 2.7%
Newmont Mining Corp.	205,689	7,865,547
Nucor Corp.	150,009	7,276,937
Reliance Steel & Aluminum Co.	74,704	5,384,664
Steel Dynamics, Inc.	225,496	5,551,712
		26,078,860

TOTAL MATERIALS		60,252,276

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc.	251,473	6,990,949
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	4,466	124,467

TOTAL TELECOMMUNICATION SERVICES		7,115,416

UTILITIES - 5.1%
Electric Utilities - 2.6%
Edison International	38,069	2,768,378
Entergy Corp.	70,954	5,548,603
FirstEnergy Corp.	203,618	6,664,417
Great Plains Energy, Inc.	45,247	1,228,909
Hawaiian Electric Industries, Inc.	2,987	89,640
ITC Holdings Corp.	2,873	129,917
OGE Energy Corp.	17,254	537,117
Pinnacle West Capital Corp.	1,195	89,673
PPL Corp.	236,601	8,228,983
Westar Energy, Inc.	5,008	275,140
		25,560,777
Gas Utilities - 0.6%
National Fuel Gas Co.	1,975	112,694
UGI Corp.	133,656	6,078,675
		6,191,369
Multi-Utilities - 1.4%
CenterPoint Energy, Inc.	2,956	66,421
DTE Energy Co.	11,059	1,027,381
MDU Resources Group, Inc.	61,684	1,453,892
NiSource, Inc.	29,076	696,079
Public Service Enterprise Group, Inc.	185,908	7,949,426
Sempra Energy	8,747	915,199
Vectren Corp.	6,801	332,637
WEC Energy Group, Inc.	15,147	907,002
		13,348,037
Water Utilities - 0.5%
American Water Works Co., Inc.	60,367	4,466,554
Aqua America, Inc.	1,784	54,251
		4,520,805

TOTAL UTILITIES		49,620,988

TOTAL COMMON STOCKS
(Cost $899,085,827)		967,387,828
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.32% 9/15/16 (c)
(Cost $999,874)	1,000,000	999,916
	Shares	Value

Money Market Funds - 11.6%
Dreyfus Cash Management Institutional Shares, 0.30% (d)	8,041,805	$8,041,805
Fidelity Securities Lending Cash Central Fund 0.44% (e)(f)	104,859,380	104,859,380
TOTAL MONEY MARKET FUNDS
(Cost $112,901,185)		112,901,185
TOTAL INVESTMENT PORTFOLIO - 110.6%
(Cost $1,012,986,886)		1,081,288,929
NET OTHER ASSETS (LIABILITIES) - (10.6)%		(103,491,900)
NET ASSETS - 100%		$977,797,029

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
63 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2016	9,851,940	$686,009

The face value of futures purchased as a percentage of Net Assets is 1.0%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $455,962.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$120,563

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$147,200,422	$147,200,422	$--	$--
Consumer Staples	69,043,102	69,043,102	--	--
Energy	52,667,152	52,667,152	--	--
Financials	205,201,819	205,201,819	--	--
Health Care	110,940,703	110,940,703	--	--
Industrials	105,426,281	105,426,281	--	--
Information Technology	159,919,669	159,919,669	--	--
Materials	60,252,276	60,252,276	--	--
Telecommunication Services	7,115,416	7,115,416	--	--
Utilities	49,620,988	49,620,988	--	--
U.S. Government and Government Agency Obligations	999,916	--	999,916	--
Money Market Funds	112,901,185	112,901,185	--	--
Total Investments in Securities:	$1,081,288,929	$1,080,289,013	$999,916	$--
Derivative Instruments:
Assets
Futures Contracts	$686,009	$686,009	$--	$--
Total Assets	$686,009	$686,009	$--	$--
Total Derivative Instruments:	$686,009	$686,009	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$686,009	$0
Total Equity Risk	686,009	0
Total Value of Derivatives	$686,009	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $101,742,151) — See accompanying schedule: Unaffiliated issuers (cost $908,127,506)	$976,429,549
Fidelity Central Funds (cost $104,859,380)	104,859,380
Total Investments (cost $1,012,986,886)		$1,081,288,929
Receivable for investments sold		8,085,565
Receivable for fund shares sold		1,339,969
Dividends receivable		1,566,063
Interest receivable		2,105
Distributions receivable from Fidelity Central Funds		21,726
Total assets		1,092,304,357
Liabilities
Payable for investments purchased	$7,894,770
Payable for fund shares redeemed	1,230,501
Accrued management fee	365,548
Payable for daily variation margin for derivative instruments	35,280
Other affiliated payables	121,849
Collateral on securities loaned, at value	104,859,380
Total liabilities		114,507,328
Net Assets		$977,797,029
Net Assets consist of:
Paid in capital		$926,471,473
Undistributed net investment income		7,528,971
Accumulated undistributed net realized gain (loss) on investments		(25,191,467)
Net unrealized appreciation (depreciation) on investments		68,988,052
Net Assets, for 72,413,384 shares outstanding		$977,797,029
Net Asset Value, offering price and redemption price per share ($977,797,029 ÷ 72,413,384 shares)		$13.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$10,144,975
Interest		18,102
Income from Fidelity Central Funds (including $120,563 from security lending)		120,563
Total income		10,283,640
Expenses
Management fee	$2,063,333
Transfer agent fees	688,432
Independent trustees' fees and expenses	2,060
Miscellaneous	1,204
Total expenses before reductions	2,755,029
Expense reductions	(75)	2,754,954
Net investment income (loss)		7,528,686
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,203,154)
Futures contracts	1,316,756
Total net realized gain (loss)		(2,886,398)
Change in net unrealized appreciation (depreciation) on: Investment securities	100,846,039
Futures contracts	364,137
Total change in net unrealized appreciation (depreciation)		101,210,176
Net gain (loss)		98,323,778
Net increase (decrease) in net assets resulting from operations		$105,852,464

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,528,686	$10,379,153
Net realized gain (loss)	(2,886,398)	5,509,202
Change in net unrealized appreciation (depreciation)	101,210,176	(109,303,196)
Net increase (decrease) in net assets resulting from operations	105,852,464	(93,414,841)
Distributions to shareholders from net investment income	–	(8,742,049)
Distributions to shareholders from net realized gain	–	(30,376,224)
Total distributions	–	(39,118,273)
Share transactions
Proceeds from sales of shares	202,149,048	510,890,785
Reinvestment of distributions	–	37,487,590
Cost of shares redeemed	(135,452,219)	(219,096,797)
Net increase (decrease) in net assets resulting from share transactions	66,696,829	329,281,578
Redemption fees	6,027	18,422
Total increase (decrease) in net assets	172,555,320	196,766,886
Net Assets
Beginning of period	805,241,709	608,474,823
End of period	$977,797,029	$805,241,709
Other Information
Undistributed net investment income end of period	$7,528,971	$285
Shares
Sold	15,613,537	37,966,163
Issued in reinvestment of distributions	–	2,951,931
Redeemed	(10,439,922)	(16,655,539)
Net increase (decrease)	5,173,615	24,262,555

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Enhanced Index Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.98	$14.16	$13.60	$10.97	$9.79	$10.28
Income from Investment Operations
Net investment income (loss)B	.11	.18	.15	.15	.18	.10
Net realized and unrealized gain (loss)	1.41	(1.70)	1.73	3.17	1.30	.05
Total from investment operations	1.52	(1.52)	1.88	3.32	1.48	.15
Distributions from net investment income	–	(.14)	(.10)	(.12)	(.17)	(.07)
Distributions from net realized gain	–	(.51)	(1.22)	(.57)	(.13)	(.58)
Total distributions	–	(.66)C	(1.32)	(.69)	(.30)	(.64)D
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$13.50	$11.98	$14.16	$13.60	$10.97	$9.79
Total ReturnF,G	12.69%	(11.02)%	15.22%	30.97%	15.57%	1.91%
Ratios to Average Net AssetsH,I
Expenses before reductions	.60%J	.60%	.60%	.60%	.60%	.60%
Expenses net of fee waivers, if any	.60%J	.60%	.60%	.60%	.60%	.60%
Expenses net of all reductions	.60%J	.60%	.60%	.60%	.60%	.60%
Net investment income (loss)	1.64%J	1.34%	1.08%	1.24%	1.80%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$977,797	$805,242	$608,475	$271,674	$128,130	$79,061
Portfolio turnover rateK	93%J	88%	89%	128%	99%	92%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.66 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.511 per share.

 D Total distributions of $.64 per share is comprised of distributions from net investment income of $.069 and distributions from net realized gain of $.575 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Deluxe Corp.	0.7	0.7
SYNNEX Corp.	0.7	0.7
American Eagle Outfitters, Inc.	0.7	0.5
Tenneco, Inc.	0.7	0.7
Masimo Corp.	0.7	0.6
MKS Instruments, Inc.	0.7	0.5
Umpqua Holdings Corp.	0.7	0.6
Curtiss-Wright Corp.	0.6	0.6
Dana Holding Corp.	0.6	0.6
Western Refining, Inc.	0.6	0.5
	6.7

Market Sectors as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.0	24.3
Information Technology	16.1	19.2
Health Care	14.8	15.5
Consumer Discretionary	12.5	14.2
Industrials	11.9	10.5
Materials	5.6	1.9
Consumer Staples	4.5	5.4
Energy	3.3	2.8
Utilities	2.4	2.7
Telecommunication Services	1.2	1.3

Asset Allocation (% of fund's net assets)

As of August 31, 2016*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.3%

As of February 29, 2016*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 2.6%

Fidelity® Small Cap Enhanced Index Fund

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 3.5%
American Axle & Manufacturing Holdings, Inc. (a)	206,460	$3,538,724
Cooper Tire & Rubber Co.	110,560	3,757,934
Cooper-Standard Holding, Inc. (a)	37,368	3,701,300
Dana Holding Corp.	271,485	3,914,814
Drew Industries, Inc.	10,885	1,108,637
Metaldyne Performance Group, Inc.	35,535	563,940
Stoneridge, Inc. (a)	9,455	163,855
Superior Industries International, Inc.	14,570	424,133
Tenneco, Inc. (a)	72,243	4,033,327
Tower International, Inc.	9,146	222,248
		21,428,912
Diversified Consumer Services - 0.8%
Capella Education Co.	22,769	1,341,549
DeVry, Inc. (b)	95,417	2,198,408
Grand Canyon Education, Inc. (a)	3,671	152,457
K12, Inc. (a)	84,875	1,014,256
		4,706,670
Hotels, Restaurants & Leisure - 1.3%
BJ's Restaurants, Inc. (a)	2,825	112,209
Bloomin' Brands, Inc.	77,746	1,519,157
Boyd Gaming Corp. (a)	8,165	159,218
Eldorado Resorts, Inc. (a)	4,308	60,140
Interval Leisure Group, Inc.	20,045	348,783
Isle of Capri Casinos, Inc. (a)	168,052	2,915,702
Marriott Vacations Worldwide Corp. (b)	36,504	2,814,458
		7,929,667
Household Durables - 1.1%
Bassett Furniture Industries, Inc.	9,321	230,788
CSS Industries, Inc.	849	21,624
Ethan Allen Interiors, Inc. (b)	23,364	781,759
Flexsteel Industries, Inc.	47,419	2,250,032
iRobot Corp. (a)(b)	9,748	388,555
La-Z-Boy, Inc.	111,742	2,980,159
		6,652,917
Leisure Products - 1.4%
Brunswick Corp.	43,898	2,018,869
Nautilus, Inc. (a)	126,547	2,947,280
Smith & Wesson Holding Corp. (a)(b)	125,424	3,530,686
		8,496,835
Media - 0.7%
A.H. Belo Corp. Class A	12,118	75,738
Gannett Co., Inc.	55,962	667,627
Media General, Inc. (a)	3,255	57,516
Meredith Corp.	6,097	323,385
MSG Network, Inc. Class A (a)	51,734	904,310
New Media Investment Group, Inc.	47,090	752,498
Saga Communications, Inc. Class A	896	36,440
Sinclair Broadcast Group, Inc. Class A	56,668	1,613,905
The McClatchy Co. Class A (a)	6,229	102,654
		4,534,073
Multiline Retail - 0.5%
Big Lots, Inc. (b)	58,465	2,883,494
Specialty Retail - 2.7%
American Eagle Outfitters, Inc. (b)	224,716	4,166,235
Big 5 Sporting Goods Corp.	92,988	1,163,280
Caleres, Inc.	87,022	2,257,351
DSW, Inc. Class A	10,336	247,547
Express, Inc. (a)	138,671	1,640,478
GNC Holdings, Inc.	56,749	1,193,431
Group 1 Automotive, Inc.	15,511	920,423
Office Depot, Inc.	168,530	620,190
Rent-A-Center, Inc.	196,537	2,401,682
Shoe Carnival, Inc. (b)	42,826	1,270,219
The Cato Corp. Class A (sub. vtg.)	9,996	342,663
		16,223,499
Textiles, Apparel & Luxury Goods - 0.5%
Movado Group, Inc.	88,890	2,017,803
Unifi, Inc. (a)	41,302	1,075,091
		3,092,894

TOTAL CONSUMER DISCRETIONARY		75,948,961

CONSUMER STAPLES - 4.5%
Beverages - 0.0%
National Beverage Corp. (a)	5,795	288,185
Food & Staples Retailing - 1.4%
Ingles Markets, Inc. Class A	41,845	1,582,996
SpartanNash Co.	104,097	3,333,186
United Natural Foods, Inc. (a)	77,136	3,517,402
Weis Markets, Inc.	422	21,497
		8,455,081
Food Products - 1.6%
Dean Foods Co.	204,941	3,527,035
Fresh Del Monte Produce, Inc.	34,061	1,981,328
John B. Sanfilippo & Son, Inc.	1,224	62,938
Lancaster Colony Corp.	715	96,189
Omega Protein Corp. (a)	127,398	3,211,704
Seaboard Corp. (a)	215	695,525
Seneca Foods Corp. Class A (a)	8,967	264,527
		9,839,246
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	82,077	1,990,367
WD-40 Co.	10,604	1,254,983
		3,245,350
Personal Products - 0.5%
Avon Products, Inc.	28,900	164,730
MediFast, Inc.	5,865	215,656
Natural Health Trends Corp. (b)	37,842	1,216,242
Nutraceutical International Corp. (a)	3,821	96,786
USANA Health Sciences, Inc. (a)	7,695	1,052,214
		2,745,628
Tobacco - 0.5%
Universal Corp. (b)	48,328	2,907,896

TOTAL CONSUMER STAPLES		27,481,386

ENERGY - 3.3%
Energy Equipment & Services - 1.6%
Archrock, Inc.	40,384	445,032
Atwood Oceanics, Inc. (b)	267,127	2,110,303
Dril-Quip, Inc. (a)	50,116	2,784,946
Gulf Island Fabrication, Inc.	786	6,917
Matrix Service Co. (a)	117,970	2,181,265
McDermott International, Inc. (a)(b)	400,499	2,094,610
Natural Gas Services Group, Inc. (a)	3,638	86,002
PHI, Inc. (non-vtg.) (a)	10,193	189,896
		9,898,971
Oil, Gas & Consumable Fuels - 1.7%
Adams Resources & Energy, Inc.	601	22,297
California Resources Corp. (b)	51,412	510,521
Denbury Resources, Inc. (b)	227,967	702,138
DHT Holdings, Inc.	601,238	2,591,336
Golar LNG Ltd. (b)	7,102	147,935
Navios Maritime Acquisition Corp.	17,079	24,765
PDC Energy, Inc. (a)	13,593	902,575
Renewable Energy Group, Inc. (a)(b)	21,906	196,497
Rex American Resources Corp. (a)(b)	13,549	1,089,882
Western Refining, Inc. (b)	155,414	3,910,216
		10,098,162

TOTAL ENERGY		19,997,133

FINANCIALS - 24.0%
Banks - 6.7%
Arrow Financial Corp.	1,149	37,251
Atlantic Capital Bancshares, Inc. (a)	8,060	124,205
BancFirst Corp.	15,766	1,081,548
Banco Latinoamericano de Comercio Exterior SA Series E	25,544	737,966
Bank of the Ozarks, Inc. (b)	39,756	1,557,640
Banner Corp.	5,759	255,009
Brookline Bancorp, Inc., Delaware	12,508	149,346
Cathay General Bancorp	27,961	878,535
Centerstate Banks of Florida, Inc.	13,552	243,665
Chemical Financial Corp.	52,972	2,448,896
Community Trust Bancorp, Inc.	3,947	145,486
Fidelity Southern Corp.	23,477	421,412
First Bancorp, North Carolina	6,665	133,633
First Bancorp, Puerto Rico (a)	189,201	927,085
First Busey Corp.	12,041	281,157
First Citizen Bancshares, Inc.	201	57,267
First Interstate Bancsystem, Inc.	41,533	1,276,724
First Midwest Bancorp, Inc., Delaware	37,110	726,243
First NBC Bank Holding Co. (a)	23,812	310,985
Fulton Financial Corp.	268,917	3,888,540
Great Southern Bancorp, Inc.	16,805	707,322
Great Western Bancorp, Inc.	51,308	1,756,786
Guaranty Bancorp	20,184	373,000
Heritage Commerce Corp.	5,031	57,806
Hilltop Holdings, Inc. (a)	124,447	2,817,480
Huntington Bancshares, Inc.	48,875	489,239
IBERIABANK Corp.	22,298	1,533,433
International Bancshares Corp.	27,571	817,480
Investors Bancorp, Inc.	137,494	1,684,302
LegacyTexas Financial Group, Inc.	32,541	986,969
MainSource Financial Group, Inc.	3,484	84,069
Merchants Bancshares, Inc.	18,218	604,838
Opus Bank	24,521	856,273
Peapack-Gladstone Financial Corp.	4,073	81,379
Preferred Bank, Los Angeles	4,529	158,741
PrivateBancorp, Inc.	13,359	613,846
Stonegate Bank	3,152	102,629
UMB Financial Corp.	8,852	538,202
Umpqua Holdings Corp.	243,543	3,998,976
Univest Corp. of Pennsylvania	4,445	103,746
Washington Trust Bancorp, Inc.	7,124	300,277
Western Alliance Bancorp. (a)	63,895	2,442,067
Wintrust Financial Corp.	69,418	3,858,252
		40,649,705
Capital Markets - 2.3%
Diamond Hill Investment Group, Inc.	3,606	682,796
Financial Engines, Inc. (b)	119,894	3,833,011
Gain Capital Holdings, Inc.	50,189	322,715
GAMCO Investors, Inc. Class A	2,779	85,232
INTL FCStone, Inc. (a)	85,344	3,074,091
KCG Holdings, Inc. Class A (a)	47,826	691,086
Manning & Napier, Inc. Class A	17,042	130,883
OM Asset Management Ltd.	22,003	297,041
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,278	213,377
Piper Jaffray Companies (a)	70,115	3,111,704
Vector Capital Corp. rights (a)	8,300	0
Waddell & Reed Financial, Inc. Class A (b)	75,414	1,402,700
		13,844,636
Consumer Finance - 0.8%
Enova International, Inc. (a)	56,056	537,577
LendingClub Corp. (a)(b)	2,617	14,158
Nelnet, Inc. Class A	85,604	3,030,382
Regional Management Corp. (a)	11,839	255,959
World Acceptance Corp. (a)(b)	19,791	952,145
		4,790,221
Diversified Financial Services - 0.1%
Cotiviti Holdings, Inc.	4,341	144,295
Marlin Business Services Corp.	34,086	640,817
		785,112
Insurance - 3.0%
Amerisafe, Inc.	18,598	1,116,066
eHealth, Inc. (a)	19,266	216,550
EMC Insurance Group	4,916	136,911
Employers Holdings, Inc.	43,210	1,316,609
Federated National Holding Co.	101,467	1,853,802
Genworth Financial, Inc. Class A (a)	213,062	1,007,783
HCI Group, Inc.	25,386	807,021
Heritage Insurance Holdings, Inc.	98,568	1,352,353
Horace Mann Educators Corp.	47,226	1,726,110
National General Holdings Corp.	30,282	690,127
Selective Insurance Group, Inc.	94,740	3,780,126
United Fire Group, Inc.	1,844	79,679
United Insurance Holdings Corp.	106,663	1,679,942
Universal Insurance Holdings, Inc. (b)	108,347	2,684,839
		18,447,918
Real Estate Investment Trusts - 7.7%
Anworth Mortgage Asset Corp.	131,330	642,204
Apollo Commercial Real Estate Finance, Inc.	161,677	2,635,335
Ashford Hospitality Trust, Inc.	82,738	576,684
Capstead Mortgage Corp.	268,828	2,666,774
CBL & Associates Properties, Inc.	78,876	1,125,561
Chesapeake Lodging Trust	7,737	197,139
Colony Financial, Inc.	1,887	34,853
Colony Starwood Homes (b)	22,269	690,339
Coresite Realty Corp.	47,800	3,729,356
CubeSmart	106,093	2,920,740
DCT Industrial Trust, Inc.	7,696	374,872
Education Realty Trust, Inc.	23,432	1,061,704
Four Corners Property Trust, Inc.	68,423	1,417,040
Gyrodyne LLC	340	7,222
InfraReit, Inc.	61,798	1,167,982
Life Storage, Inc.	27,769	2,499,210
LTC Properties, Inc.	12,215	634,203
MFA Financial, Inc.	413,248	3,190,275
National Health Investors, Inc.	1,450	116,406
National Storage Affiliates Trust	51,005	1,035,912
New Residential Investment Corp.	159,804	2,293,187
PS Business Parks, Inc.	33,683	3,731,403
Redwood Trust, Inc.	42,015	621,822
Resource Capital Corp.	3,248	43,101
RLJ Lodging Trust	159,060	3,712,460
Ryman Hospitality Properties, Inc.	53,628	2,893,767
Sabra Health Care REIT, Inc.	26,594	677,615
Summit Hotel Properties, Inc.	39,482	564,593
Sunstone Hotel Investors, Inc.	188,610	2,619,793
The GEO Group, Inc. (b)	83,938	1,682,118
WP Glimcher, Inc.	78,560	1,079,414
Xenia Hotels & Resorts, Inc.	37,393	629,698
		47,272,782
Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions SA (a)(b)	59,472	1,937,598
HFF, Inc.	2,956	79,250
Marcus & Millichap, Inc. (a)	30,279	788,768
RE/MAX Holdings, Inc.	5,803	241,637
The RMR Group, Inc.	4,589	176,906
		3,224,159
Thrifts & Mortgage Finance - 2.9%
BofI Holding, Inc. (a)(b)	158,280	3,403,020
Dime Community Bancshares, Inc.	55,764	984,792
Essent Group Ltd. (a)	143,462	3,813,220
EverBank Financial Corp.	2,372	45,519
First Defiance Financial Corp.	7,592	345,360
Hingham Institution for Savings	918	119,267
Northwest Bancshares, Inc.	227,719	3,534,199
Radian Group, Inc.	80,354	1,101,653
Walker & Dunlop, Inc. (a)	75,270	1,994,655
Waterstone Financial, Inc.	20,098	339,656
WSFS Financial Corp.	47,172	1,834,991
		17,516,332

TOTAL FINANCIALS		146,530,865

HEALTH CARE - 14.8%
Biotechnology - 3.1%
Acceleron Pharma, Inc. (a)	4,137	124,151
Achillion Pharmaceuticals, Inc. (a)	25,271	208,738
Acorda Therapeutics, Inc. (a)	26,736	643,803
Aduro Biotech, Inc. (a)(b)	10,012	141,069
Alder Biopharmaceuticals, Inc. (a)(b)	6,808	224,460
AMAG Pharmaceuticals, Inc. (a)(b)	26,452	630,351
Amicus Therapeutics, Inc. (a)	1,266	8,470
Applied Genetic Technologies Corp. (a)	24,041	307,244
Aptevo Therapeutics, Inc. (a)	14,478	39,380
ARIAD Pharmaceuticals, Inc. (a)	65,165	673,806
Biospecifics Technologies Corp.(a)	5,892	215,588
bluebird bio, Inc. (a)(b)	6,818	336,400
Cepheid, Inc. (a)	32,839	1,127,034
Concert Pharmaceuticals, Inc. (a)	21,623	210,176
Dyax Corp. rights 12/31/19 (a)	29,085	70,386
Emergent BioSolutions, Inc. (a)(b)	22,063	587,979
Enanta Pharmaceuticals, Inc. (a)(b)	19,281	423,989
Exact Sciences Corp. (a)(b)	24,304	448,895
Exelixis, Inc. (a)	116,784	1,302,142
FibroGen, Inc. (a)	31,650	547,862
Five Prime Therapeutics, Inc. (a)	15,954	701,657
Genomic Health, Inc. (a)	17,201	455,310
Halozyme Therapeutics, Inc. (a)(b)	7,046	69,051
Ironwood Pharmaceuticals, Inc. Class A (a)	25,276	337,182
Kite Pharma, Inc. (a)(b)	8,265	476,229
Lexicon Pharmaceuticals, Inc. (a)(b)	37,096	514,892
Ligand Pharmaceuticals, Inc. Class B (a)(b)	9,283	959,027
Loxo Oncology, Inc. (a)(b)	8,332	229,463
Macrogenics, Inc. (a)	1,062	31,658
MiMedx Group, Inc. (a)(b)	74,914	542,377
Myriad Genetics, Inc. (a)	37,030	753,931
Neurocrine Biosciences, Inc. (a)	7,696	372,948
Novavax, Inc. (a)(b)	50,573	345,919
Ophthotech Corp. (a)(b)	7,615	402,148
PDL BioPharma, Inc.	162,351	472,441
Pfenex, Inc. (a)	12,814	92,645
Portola Pharmaceuticals, Inc. (a)(b)	6,513	132,605
Prothena Corp. PLC (a)(b)	5,898	294,782
Puma Biotechnology, Inc. (a)(b)	3,293	194,781
Repligen Corp. (a)(b)	15,012	465,222
Retrophin, Inc. (a)(b)	30,617	490,484
Rigel Pharmaceuticals, Inc. (a)	113,792	383,479
Sage Therapeutics, Inc. (a)	1,363	50,663
Sarepta Therapeutics, Inc. (a)(b)	3,515	91,636
Spark Therapeutics, Inc. (a)(b)	4,053	229,319
TESARO, Inc. (a)(b)	6,151	520,928
Ultragenyx Pharmaceutical, Inc. (a)	7,748	510,748
Vanda Pharmaceuticals, Inc. (a)	38,492	592,007
Xencor, Inc. (a)	9,047	191,163
		19,176,618
Health Care Equipment & Supplies - 4.4%
Anika Therapeutics, Inc. (a)	3,849	181,827
Cantel Medical Corp.	51,452	3,890,286
Exactech, Inc. (a)	20,894	580,644
Globus Medical, Inc. (a)	32,264	749,493
Halyard Health, Inc. (a)	13,138	478,880
ICU Medical, Inc. (a)	12,588	1,570,605
Inogen, Inc. (a)(b)	25,985	1,507,650
Integer Holdings Corp. (a)	48,709	1,178,758
LivaNova PLC (a)(b)	47,502	2,851,070
Masimo Corp. (a)	68,176	4,031,929
Meridian Bioscience, Inc.	27,234	529,701
Merit Medical Systems, Inc. (a)	104,574	2,534,874
Natus Medical, Inc. (a)	49,262	1,916,784
NuVasive, Inc. (a)(b)	3,440	225,217
NxStage Medical, Inc. (a)	10,765	246,088
OraSure Technologies, Inc. (a)	16,968	145,416
Orthofix International NV (a)	18,053	814,371
Steris PLC	5,345	377,785
SurModics, Inc. (a)	33,107	942,556
Vascular Solutions, Inc. (a)	6,240	300,581
West Pharmaceutical Services, Inc.	19,731	1,614,588
		26,669,103
Health Care Providers & Services - 4.5%
Air Methods Corp. (a)(b)	7,283	256,216
Alliance Healthcare Services, Inc. (a)	60,188	379,184
Chemed Corp.	25,684	3,465,542
Community Health Systems, Inc. (a)(b)	174,211	1,860,573
Corvel Corp. (a)	27,856	1,070,785
Healthways, Inc. (a)	31,697	792,742
Magellan Health Services, Inc. (a)	60,369	3,448,277
Molina Healthcare, Inc. (a)(b)	67,809	3,648,802
National Healthcare Corp.	12,211	793,471
Owens & Minor, Inc.	31,917	1,096,987
PharMerica Corp. (a)	104,852	2,648,562
Select Medical Holdings Corp. (a)(b)	76,853	913,014
Surgical Care Affiliates, Inc. (a)	63,047	2,600,689
Team Health Holdings, Inc. (a)	9,022	300,433
Triple-S Management Corp. (a)(b)	68,490	1,499,246
Wellcare Health Plans, Inc. (a)	26,443	2,980,126
		27,754,649
Health Care Technology - 1.0%
HMS Holdings Corp. (a)	64,052	1,396,974
Omnicell, Inc. (a)	52,594	1,976,483
Quality Systems, Inc.	221,865	2,611,351
		5,984,808
Life Sciences Tools & Services - 0.7%
Cambrex Corp. (a)	13,921	596,236
INC Research Holdings, Inc. Class A (a)	21,245	926,919
Luminex Corp. (a)(b)	27,564	580,773
PAREXEL International Corp. (a)	20,046	1,363,729
PRA Health Sciences, Inc. (a)	13,464	680,605
		4,148,262
Pharmaceuticals - 1.1%
Amphastar Pharmaceuticals, Inc. (a)	14,152	268,888
Catalent, Inc. (a)	21,797	549,938
Corcept Therapeutics, Inc. (a)(b)	12,799	68,219
DepoMed, Inc. (a)(b)	5,554	112,691
Horizon Pharma PLC (a)(b)	41,984	789,299
Impax Laboratories, Inc. (a)	37,093	897,280
Innoviva, Inc. (b)	465	5,157
Intra-Cellular Therapies, Inc. (a)	4,297	173,341
Lannett Co., Inc. (a)(b)	19,783	669,852
Nektar Therapeutics (a)(b)	26,980	481,593
Pacira Pharmaceuticals, Inc. (a)(b)	4,868	192,919
Prestige Brands Holdings, Inc. (a)	24,001	1,155,168
Sucampo Pharmaceuticals, Inc. Class A (a)	32,683	358,206
Supernus Pharmaceuticals, Inc. (a)	3,160	67,561
The Medicines Company (a)(b)	15,461	605,607
TherapeuticsMD, Inc. (a)(b)	3,310	22,773
Theravance Biopharma, Inc. (a)	1,467	41,604
		6,460,096

TOTAL HEALTH CARE		90,193,536

INDUSTRIALS - 11.9%
Aerospace & Defense - 2.3%
Astronics Corp. (a)	70,217	3,146,424
Astronics Corp. Class B	8,594	384,582
Curtiss-Wright Corp.	43,619	3,921,348
KLX, Inc. (a)	7,913	295,471
Mercury Systems, Inc. (a)	57,438	1,302,694
Moog, Inc. Class A (a)	64,367	3,797,009
Teledyne Technologies, Inc. (a)	9,030	967,474
Triumph Group, Inc.	9,414	299,930
		14,114,932
Airlines - 1.2%
Allegiant Travel Co.	8,979	1,241,257
Hawaiian Holdings, Inc. (a)	79,190	3,720,346
JetBlue Airways Corp. (a)	147,627	2,354,651
		7,316,254
Building Products - 0.7%
American Woodmark Corp. (a)	13,923	1,211,301
Insteel Industries, Inc.	16,570	551,781
NCI Building Systems, Inc. (a)	59,902	906,916
Ply Gem Holdings, Inc. (a)	22,404	312,984
Universal Forest Products, Inc.	11,830	1,291,245
		4,274,227
Commercial Services & Supplies - 2.4%
ARC Document Solutions, Inc. (a)	22,816	77,118
Deluxe Corp. (b)	62,637	4,269,964
Ennis, Inc.	10,458	173,394
G&K Services, Inc. Class A	576	56,062
Herman Miller, Inc.	52,455	1,892,052
Kimball International, Inc. Class B	121,728	1,515,514
Knoll, Inc.	49,293	1,304,293
Quad/Graphics, Inc.	8,649	234,301
Steelcase, Inc. Class A	72,233	1,079,161
UniFirst Corp.	29,399	3,774,538
West Corp.	24,402	571,739
		14,948,136
Construction & Engineering - 0.7%
Argan, Inc.	71,297	3,408,710
EMCOR Group, Inc.	11,580	663,071
		4,071,781
Electrical Equipment - 0.4%
Allied Motion Technologies, Inc.	7,036	158,521
EnerSys	33,849	2,382,293
		2,540,814
Machinery - 1.8%
Alamo Group, Inc.	14,857	963,031
Federal Signal Corp.	27,601	361,849
Global Brass & Copper Holdings, Inc.	37,698	1,058,183
Greenbrier Companies, Inc. (b)	66,038	2,238,028
Hurco Companies, Inc.	15,067	406,960
Hyster-Yale Materials Handling Class A	17,488	904,654
Joy Global, Inc.	11,795	321,768
Kadant, Inc.	16,926	907,911
Lydall, Inc. (a)	3,161	151,854
Wabash National Corp. (a)(b)	245,942	3,430,891
		10,745,129
Marine - 0.6%
Matson, Inc.	91,331	3,524,463
Professional Services - 1.7%
Barrett Business Services, Inc.	6,253	291,765
Huron Consulting Group, Inc. (a)	1,443	90,707
ICF International, Inc. (a)	1,559	65,244
Insperity, Inc.	49,535	3,247,019
Kelly Services, Inc. Class A (non-vtg.)	8,861	169,422
Kforce, Inc.	25,570	494,780
Korn/Ferry International	69,264	1,651,254
Resources Connection, Inc.	89,690	1,353,422
RPX Corp. (a)	268,178	2,807,824
TrueBlue, Inc. (a)	9,719	212,360
		10,383,797
Road & Rail - 0.1%
ArcBest Corp.	41,358	757,265
Roadrunner Transportation Systems, Inc. (a)	19,587	163,356
		920,621

TOTAL INDUSTRIALS		72,840,154

INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 1.2%
Bel Fuse, Inc. Class B (non-vtg.)	2,040	46,859
Black Box Corp.	13,575	189,371
Communications Systems, Inc.	7,450	41,497
Digi International, Inc. (a)	36,439	417,955
Finisar Corp. (a)	14,424	305,500
InterDigital, Inc.	8,971	640,619
Ixia (a)	33,431	385,459
NETGEAR, Inc. (a)	60,807	3,465,999
Plantronics, Inc.	40,255	2,038,916
		7,532,175
Electronic Equipment & Components - 5.2%
Anixter International, Inc. (a)	13,130	839,532
Benchmark Electronics, Inc. (a)	149,054	3,595,182
Cardtronics PLC (b)	50,856	2,283,943
Coherent, Inc. (a)	25,508	2,682,931
Insight Enterprises, Inc. (a)	16,453	503,462
KEMET Corp. (a)	14,013	47,784
Kimball Electronics, Inc. (a)	111,805	1,355,077
Methode Electronics, Inc. Class A	94,315	3,456,645
MTS Systems Corp.	6,061	301,535
PC Connection, Inc.	9,141	238,306
Plexus Corp. (a)	36,727	1,694,951
Sanmina Corp. (a)	121,324	3,188,395
ScanSource, Inc. (a)	77,593	2,654,457
SYNNEX Corp.	39,983	4,244,995
Tech Data Corp. (a)	51,366	3,813,412
TTM Technologies, Inc. (a)	32,161	345,088
Vishay Intertechnology, Inc.	12,263	173,644
		31,419,339
Internet Software & Services - 1.1%
Bankrate, Inc. (a)	61,086	478,914
DHI Group, Inc. (a)	29,428	227,773
EarthLink Holdings Corp.	107,427	684,310
Global Sources Ltd. (a)(b)	57,052	475,243
j2 Global, Inc.	22,252	1,516,919
MeetMe, Inc. (a)	21,304	122,711
RetailMeNot, Inc. (a)	191,549	2,166,419
Stamps.com, Inc. (a)(b)	2,073	200,501
WebMD Health Corp. (a)(b)	19,857	1,024,025
		6,896,815
IT Services - 2.4%
CACI International, Inc. Class A (a)	5,066	503,358
Computer Task Group, Inc.	9,179	43,325
CSG Systems International, Inc.	72,590	3,173,635
EVERTEC, Inc.	24,957	425,766
ExlService Holdings, Inc. (a)	9,436	482,934
Hackett Group, Inc.	13,046	213,302
Jack Henry & Associates, Inc.	12,208	1,065,392
ManTech International Corp. Class A	3,152	126,206
NCI, Inc. Class A	18,628	224,654
Neustar, Inc. Class A (a)(b)	132,378	3,363,725
Science Applications International Corp.	18,095	1,154,642
Sykes Enterprises, Inc. (a)	77,884	2,276,549
Syntel, Inc. (a)	25,069	1,157,436
Travelport Worldwide Ltd.	18,682	256,504
		14,467,428
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc. (a)(b)	365,714	2,706,284
Cabot Microelectronics Corp.	63,212	3,142,901
Cirrus Logic, Inc. (a)	53,250	2,702,438
Fairchild Semiconductor International, Inc. (a)	8,133	161,847
Integrated Device Technology, Inc. (a)	14,883	298,999
IXYS Corp.	66,046	767,455
MaxLinear, Inc. Class A (a)	35,167	674,151
MKS Instruments, Inc.	82,659	4,028,800
NeoPhotonics Corp. (a)	179,317	2,677,203
Photronics, Inc. (a)	271,143	2,592,127
Rudolph Technologies, Inc. (a)(b)	46,984	824,099
Silicon Laboratories, Inc. (a)	4,812	275,728
Synaptics, Inc. (a)	801	45,633
Tessera Technologies, Inc.	110,040	3,690,742
		24,588,407
Software - 1.9%
Aspen Technology, Inc. (a)	47,913	2,178,125
Fleetmatics Group PLC (a)	3,276	196,134
Manhattan Associates, Inc. (a)	21,674	1,311,710
Mentor Graphics Corp.	40,232	965,970
MicroStrategy, Inc. Class A (a)	1,210	201,816
Monotype Imaging Holdings, Inc.	38,228	806,611
Pegasystems, Inc.	2,993	77,070
Progress Software Corp. (a)	69,087	2,004,214
QAD, Inc. Class B	4,123	78,543
Synchronoss Technologies, Inc. (a)(b)	53,472	2,232,456
The Rubicon Project, Inc. (a)	49,313	419,161
Verint Systems, Inc. (a)	24,024	819,699
Zedge, Inc. (a)	21,910	97,719
		11,389,228
Technology Hardware, Storage & Peripherals - 0.3%
Super Micro Computer, Inc. (a)	80,886	1,749,564

TOTAL INFORMATION TECHNOLOGY		98,042,956

MATERIALS - 5.6%
Chemicals - 1.7%
Chase Corp.	3,161	203,474
FutureFuel Corp.	145,376	1,699,445
Ingevity Corp. (a)	3,115	138,244
Innophos Holdings, Inc.	15,056	635,664
Innospec, Inc.	4,632	274,585
KMG Chemicals, Inc.	5,867	164,628
Minerals Technologies, Inc.	33,214	2,343,912
Rayonier Advanced Materials, Inc.	64,204	789,709
Stepan Co.	3,233	227,151
The Chemours Co. LLC	10,769	142,043
Trecora Resources (a)	3,790	41,387
Trinseo SA	64,721	3,744,757
		10,404,999
Containers & Packaging - 0.4%
AEP Industries, Inc.	21,713	2,401,458
Greif, Inc. Class A	2,924	124,650
		2,526,108
Metals & Mining - 2.9%
AK Steel Holding Corp. (a)(b)	701,041	3,126,643
Cliffs Natural Resources, Inc. (a)(b)	548,213	3,124,814
Coeur d'Alene Mines Corp. (a)	168,286	2,143,964
Commercial Metals Co.	181,648	2,819,177
Hecla Mining Co.	639,620	3,569,080
Ryerson Holding Corp. (a)	53,307	644,482
Worthington Industries, Inc.	54,623	2,343,327
		17,771,487
Paper & Forest Products - 0.6%
Schweitzer-Mauduit International, Inc.	81,274	3,192,443

TOTAL MATERIALS		33,895,037

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.1%
Atlantic Tele-Network, Inc.	22,206	1,450,940
FairPoint Communications, Inc. (a)	15,706	218,942
IDT Corp. Class B	78,045	1,162,090
Inteliquent, Inc.	156,589	2,605,641
Vonage Holdings Corp. (a)	210,341	1,222,081
		6,659,694
Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications Co.	19,683	506,247
Spok Holdings, Inc.	28,793	476,524
		982,771

TOTAL TELECOMMUNICATION SERVICES		7,642,465

UTILITIES - 2.4%
Electric Utilities - 0.8%
Allete, Inc.	25,338	1,502,543
IDACORP, Inc.	22,066	1,678,561
Portland General Electric Co.	17,336	730,019
Spark Energy, Inc. Class A, (b)	27,261	790,296
		4,701,419
Gas Utilities - 0.7%
Northwest Natural Gas Co.	7,197	429,877
ONE Gas, Inc.	55,504	3,398,510
Southwest Gas Corp.	5,618	392,249
		4,220,636
Independent Power and Renewable Electricity Producers - 0.4%
NRG Yield, Inc. Class A	51,909	835,216
Ormat Technologies, Inc.	9,586	463,962
Terraform Power, Inc. (b)	84,978	1,091,118
		2,390,296
Multi-Utilities - 0.1%
Avista Corp.	13,214	536,753
Water Utilities - 0.4%
American States Water Co.	69,173	2,696,348

TOTAL UTILITIES		14,545,452

TOTAL COMMON STOCKS
(Cost $520,459,377)		587,117,945
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.32% 9/15/16 (c)
(Cost $1,499,812)	1,500,000	1,499,874
	Shares	Value

Money Market Funds - 17.7%
Dreyfus Cash Management Institutional Shares, 0.30% (d)	20,005,201	$20,005,201
Fidelity Securities Lending Cash Central Fund 0.44% (e)(f)	88,092,936	88,092,936
TOTAL MONEY MARKET FUNDS
(Cost $108,098,137)		108,098,137
TOTAL INVESTMENT PORTFOLIO - 114.3%
(Cost $630,057,326)		696,715,956
NET OTHER ASSETS (LIABILITIES) - (14.3)%		(87,236,806)
NET ASSETS - 100%		$609,479,150

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
180 ICE Russell 2000 Index Contracts (United States)	Sept. 2016	22,298,400	$1,068,810

The face value of futures purchased as a percentage of Net Assets is 3.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $988,917.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$554,844

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$75,948,961	$75,948,961	$--	$--
Consumer Staples	27,481,386	27,481,386	--	--
Energy	19,997,133	19,997,133	--	--
Financials	146,530,865	146,530,865	--	--
Health Care	90,193,536	90,123,150	--	70,386
Industrials	72,840,154	72,840,154	--	--
Information Technology	98,042,956	98,042,956	--	--
Materials	33,895,037	33,895,037	--	--
Telecommunication Services	7,642,465	7,642,465	--	--
Utilities	14,545,452	14,545,452	--	--
U.S. Government and Government Agency Obligations	1,499,874	--	1,499,874	--
Money Market Funds	108,098,137	108,098,137	--	--
Total Investments in Securities:	$696,715,956	$695,145,696	$1,499,874	$70,386
Derivative Instruments:
Assets
Futures Contracts	$1,068,810	$1,068,810	$--	$--
Total Assets	$1,068,810	$1,068,810	$--	$--
Total Derivative Instruments:	$1,068,810	$1,068,810	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,068,810	$0
Total Equity Risk	1,068,810	0
Total Value of Derivatives	$1,068,810	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $85,204,560) — See accompanying schedule: Unaffiliated issuers (cost $541,964,390)	$608,623,020
Fidelity Central Funds (cost $88,092,936)	88,092,936
Total Investments (cost $630,057,326)		$696,715,956
Receivable for investments sold		4,380,252
Receivable for fund shares sold		361,615
Dividends receivable		463,710
Interest receivable		3,279
Distributions receivable from Fidelity Central Funds		68,526
Total assets		701,993,338
Liabilities
Payable for investments purchased	$3,696,111
Payable for fund shares redeemed	259,166
Accrued management fee	262,895
Payable for daily variation margin for derivative instruments	127,245
Other affiliated payables	75,835
Collateral on securities loaned, at value	88,092,936
Total liabilities		92,514,188
Net Assets		$609,479,150
Net Assets consist of:
Paid in capital		$545,653,006
Undistributed net investment income		2,996,832
Accumulated undistributed net realized gain (loss) on investments		(6,898,128)
Net unrealized appreciation (depreciation) on investments		67,727,440
Net Assets, for 48,347,857 shares outstanding		$609,479,150
Net Asset Value, offering price and redemption price per share ($609,479,150 ÷ 48,347,857 shares)		$12.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$4,345,756
Interest		16,815
Income from Fidelity Central Funds (including $554,844 from security lending)		554,844
Total income		4,917,415
Expenses
Management fee	$1,489,249
Transfer agent fees	429,951
Independent trustees' fees and expenses	1,299
Miscellaneous	763
Total expenses before reductions	1,921,262
Expense reductions	(225)	1,921,037
Net investment income (loss)		2,996,378
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,868,266
Futures contracts	1,118,359
Total net realized gain (loss)		9,986,625
Change in net unrealized appreciation (depreciation) on: Investment securities	64,090,089
Futures contracts	1,150,531
Total change in net unrealized appreciation (depreciation)		65,240,620
Net gain (loss)		75,227,245
Net increase (decrease) in net assets resulting from operations		$78,223,623

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,996,378	$4,848,448
Net realized gain (loss)	9,986,625	4,382,965
Change in net unrealized appreciation (depreciation)	65,240,620	(76,820,168)
Net increase (decrease) in net assets resulting from operations	78,223,623	(67,588,755)
Distributions to shareholders from net investment income	–	(4,016,522)
Distributions to shareholders from net realized gain	–	(24,264,444)
Total distributions	–	(28,280,966)
Share transactions
Proceeds from sales of shares	69,714,804	247,736,855
Reinvestment of distributions	–	27,163,046
Cost of shares redeemed	(67,489,579)	(123,045,531)
Net increase (decrease) in net assets resulting from share transactions	2,225,225	151,854,370
Redemption fees	21,000	109,416
Total increase (decrease) in net assets	80,469,848	56,094,065
Net Assets
Beginning of period	529,009,302	472,915,237
End of period	$609,479,150	$529,009,302
Other Information
Undistributed net investment income end of period	$2,996,832	$454
Shares
Sold	5,899,667	19,800,031
Issued in reinvestment of distributions	–	2,244,291
Redeemed	(5,694,292)	(10,146,784)
Net increase (decrease)	205,375	11,897,538

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Enhanced Index Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.99	$13.05	$12.74	$10.56	$9.81	$10.72
Income from Investment Operations
Net investment income (loss)B	.06	.11	.08	.08	.20	.07
Net realized and unrealized gain (loss)	1.56	(1.52)	1.04	2.91	1.30	.14
Total from investment operations	1.62	(1.41)	1.12	2.99	1.50	.21
Distributions from net investment income	–	(.09)	(.06)	(.07)	(.20)	(.06)
Distributions from net realized gain	–	(.56)	(.75)	(.75)	(.55)	(1.08)
Total distributions	–	(.65)	(.81)	(.82)	(.75)	(1.13)C
Redemption fees added to paid in capitalB	–D	–D	–D	.01	–D	.01
Net asset value, end of period	$12.61	$10.99	$13.05	$12.74	$10.56	$9.81
Total ReturnE,F	14.74%	(11.20)%	9.53%	29.35%	16.15%	2.87%
Ratios to Average Net AssetsG,H
Expenses before reductions	.67%I	.67%	.67%	.67%	.67%	.67%
Expenses net of fee waivers, if any	.67%I	.67%	.67%	.67%	.67%	.67%
Expenses net of all reductions	.67%I	.67%	.67%	.67%	.67%	.67%
Net investment income (loss)	1.05%I	.90%	.63%	.70%	2.02%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$609,479	$529,009	$472,915	$415,344	$157,567	$121,874
Portfolio turnover rateJ	85%I	87%	99%	107%	106%	79%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.13 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $1.075 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Enhanced Index Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of August 31, 2016
Japan	23.6%
United Kingdom	17.6%
Switzerland	10.0%
Germany	8.8%
France	8.1%
Australia	7.0%
Netherlands	4.9%
Sweden	2.7%
Spain	2.7%
Other*	14.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of February 29, 2016
Japan	23.5%
United Kingdom	17.5%
Switzerland	9.7%
France	8.9%
Germany	8.0%
Australia	5.9%
Netherlands	5.5%
Hong Kong	2.9%
Sweden	2.4%
Other*	15.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.9	99.9
Short-Term Investments and Net Other Assets (Liabilities)	0.1	0.1

Top Ten Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.5	2.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.8	2.1
Novartis AG (Switzerland, Pharmaceuticals)	1.7	1.9
Total SA (France, Oil, Gas & Consumable Fuels)	1.3	1.0
Siemens AG (Germany, Industrial Conglomerates)	1.2	1.1
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.2	1.4
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.1	1.1
Bayer AG (Germany, Pharmaceuticals)	1.1	0.4
HSBC Holdings PLC (United Kingdom, Banks)	1.0	1.1
Australia & New Zealand Banking Group Ltd. (Australia, Banks)	1.0	0.9
	13.9

Market Sectors as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.0	21.6
Health Care	12.9	13.4
Consumer Staples	12.8	12.8
Industrials	12.5	11.9
Consumer Discretionary	11.0	12.8
Materials	7.9	4.4
Telecommunication Services	5.9	6.2
Information Technology	5.4	6.4
Energy	3.7	3.5
Utilities	3.4	4.6

Fidelity® International Enhanced Index Fund

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 7.0%
Aristocrat Leisure Ltd.	38,612	$438,185
Australia & New Zealand Banking Group Ltd.	81,942	1,656,596
BHP Billiton Ltd.	82,420	1,265,490
Cimic Group Ltd.	23,266	517,748
Cochlear Ltd.	316	33,462
Commonwealth Bank of Australia	13,685	738,563
CSL Ltd.	15,781	1,282,089
Flight Centre Travel Group Ltd.	2,123	58,796
Fortescue Metals Group Ltd.	270,479	996,065
Goodman Group unit	36,805	209,945
Harvey Norman Holdings Ltd.	138,702	560,819
Macquarie Group Ltd.	11,967	725,800
National Australia Bank Ltd.	5,894	121,106
Qantas Airways Ltd.	181,070	440,909
Rio Tinto Ltd.	23,861	853,598
Tabcorp Holdings Ltd.	67,565	252,369
Telstra Corp. Ltd.	248,529	981,420
Wesfarmers Ltd.	20,403	650,770
Westpac Banking Corp.	12,258	270,946
Woolworths Ltd.	8,229	146,635

TOTAL AUSTRALIA		12,201,311

Austria - 0.1%
Erste Group Bank AG	6,616	185,861
Bailiwick of Jersey - 0.7%
Experian PLC	581	11,551
Glencore Xstrata PLC	73,934	168,979
Shire PLC	3,162	197,472
WPP PLC	38,993	900,269

TOTAL BAILIWICK OF JERSEY		1,278,271

Belgium - 0.5%
Anheuser-Busch InBev SA NV	6,096	756,341
Groupe Bruxelles Lambert SA	974	85,471
KBC Groep NV (a)	162	9,590

TOTAL BELGIUM		851,402

Bermuda - 0.7%
Hongkong Land Holdings Ltd.	15,500	100,595
Kerry Properties Ltd.	234,500	681,655
Li & Fung Ltd.	216,000	111,097
Yue Yuen Industrial (Holdings) Ltd.	70,500	299,901

TOTAL BERMUDA		1,193,248

Cayman Islands - 0.7%
Cheung Kong Property Holdings Ltd.	144,000	1,011,660
WH Group Ltd.	166,500	130,924

TOTAL CAYMAN ISLANDS		1,142,584

Denmark - 1.8%
Danske Bank A/S	330	9,685
Novo Nordisk A/S Series B	43,772	2,048,564
Vestas Wind Systems A/S	13,509	1,120,705

TOTAL DENMARK		3,178,954

Finland - 1.4%
Kone Oyj (B Shares)	10,388	522,008
Neste Oyj	21,000	874,669
Orion Oyj (B Shares)	21,755	823,609
Sampo Oyj (A Shares)	987	42,376
Stora Enso Oyj (R Shares)	6,048	53,397
UPM-Kymmene Corp.	5,208	104,625

TOTAL FINLAND		2,420,684

France - 8.1%
Atos Origin SA	825	81,342
AXA SA	39,158	824,169
BNP Paribas SA	9,290	472,583
Bouygues SA	24,520	777,584
Christian Dior SA	2,940	508,311
Eurazeo SA	4,593	278,654
Gecina SA	957	149,715
Hermes International SCA	793	334,891
L'Oreal SA	3,663	691,946
LVMH Moet Hennessy - Louis Vuitton SA	1,269	214,726
Natixis SA	3,688	16,315
Orange SA	75,717	1,154,224
Peugeot Citroen SA (a)	62,876	927,536
Renault SA	7,723	631,538
Safran SA	10,099	706,086
Sanofi SA	20,054	1,547,495
SFR Group SA	3,456	91,942
Societe Generale Series A	4,303	157,101
Thales SA	808	69,967
Total SA	47,527	2,270,668
Unibail-Rodamco	2,181	598,468
Valeo SA	2,100	108,666
VINCI SA	16,861	1,281,050
Vivendi SA	13,193	255,531

TOTAL FRANCE		14,150,508

Germany - 8.1%
Allianz SE	7,906	1,175,282
BASF AG	13,896	1,129,971
Bayer AG	17,550	1,873,480
Commerzbank AG	30,353	213,504
Continental AG	2,958	619,976
Covestro AG	17,982	936,308
Daimler AG (Germany)	11,653	806,631
Deutsche Borse AG (a)	2,913	248,897
Deutsche Telekom AG	11,294	188,399
E.ON AG	67,493	620,694
Evonik Industries AG	10,535	354,124
Fresenius SE & Co. KGaA	13,062	953,170
Infineon Technologies AG	3,610	60,577
Metro AG	15,911	471,591
Muenchener Rueckversicherungs AG	3,071	554,564
OSRAM Licht AG	11,938	625,064
ProSiebenSat.1 Media AG	9,020	389,180
SAP AG	5,989	525,954
Schaeffler AG	11,119	172,149
Siemens AG	17,675	2,108,570

TOTAL GERMANY		14,028,085

Hong Kong - 2.5%
AIA Group Ltd.	35,200	222,565
Henderson Land Development Co. Ltd.	17,600	102,888
HKT Trust/HKT Ltd. unit	52,000	71,724
Hysan Development Co. Ltd.	35,005	168,989
Link (REIT)	121,500	883,346
New World Development Co. Ltd.	197,581	247,818
Sino Land Ltd.	210,438	360,245
Sun Hung Kai Properties Ltd.	24,000	337,839
Wharf Holdings Ltd.	140,000	988,972
Wheelock and Co. Ltd.	164,000	938,647

TOTAL HONG KONG		4,323,033

Ireland - 0.1%
Paddy Power PLC (Ireland)	1,671	199,719
Israel - 0.6%
Check Point Software Technologies Ltd. (a)	13,141	1,008,440
Italy - 1.0%
Enel SpA	172,522	761,676
EXOR SpA	5,145	211,482
Intesa Sanpaolo SpA	70,439	167,373
Mediobanca SpA	32,828	243,510
UniCredit SpA	171,024	439,913

TOTAL ITALY		1,823,954

Japan - 23.6%
Amada Holdings Co. Ltd.	71,800	750,859
Asahi Glass Co. Ltd.	147,000	934,867
Astellas Pharma, Inc.	65,900	1,005,860
Bandai Namco Holdings, Inc.	20,400	557,197
Canon, Inc.	23,000	659,541
Central Japan Railway Co.	6,500	1,067,366
Chubu Electric Power Co., Inc.	64,700	874,840
Dai-ichi Mutual Life Insurance Co.	30,800	428,518
Daicel Chemical Industries Ltd.	25,000	318,707
Daito Trust Construction Co. Ltd.	2,500	368,120
Fuji Heavy Industries Ltd.	26,400	1,045,641
Fujifilm Holdings Corp.	13,100	492,144
Fujitsu Ltd.	26,000	131,979
Hitachi Chemical Co. Ltd.	10,400	224,153
Hitachi Ltd.	201,000	963,572
Hitachi Metals Ltd.	7,300	88,335
Honda Motor Co. Ltd.	8,200	252,610
Hoya Corp.	27,800	1,077,178
Iida Group Holdings Co. Ltd.	36,600	685,554
Itochu Corp.	36,100	426,019
ITOCHU Techno-Solutions Corp.	17,300	422,196
Japan Post Bank Co. Ltd.	4,600	54,063
Japan Tobacco, Inc.	7,200	278,912
JTEKT Corp.	30,700	477,124
Kansai Electric Power Co., Inc. (a)	70,300	602,474
Kao Corp.	20,600	1,070,567
KDDI Corp.	43,800	1,280,477
Mitsubishi Chemical Holdings Corp.	172,300	1,087,106
Mitsubishi Electric Corp.	62,000	809,269
Mitsubishi Tanabe Pharma Corp.	45,400	842,488
Mitsubishi UFJ Financial Group, Inc.	268,500	1,479,039
Mitsubishi UFJ Lease & Finance Co. Ltd.	44,100	206,722
Mitsui Chemicals, Inc.	103,000	492,775
mixi, Inc.	14,500	515,029
Mizuho Financial Group, Inc.	802,000	1,397,346
MS&AD Insurance Group Holdings, Inc.	25,600	730,527
Murata Manufacturing Co. Ltd.	3,600	483,816
Nexon Co. Ltd.	23,400	320,474
Nippon Telegraph & Telephone Corp.	27,000	1,187,165
Nissan Motor Co. Ltd.	27,100	266,271
NKSJ Holdings, Inc.	26,900	862,131
Nomura Holdings, Inc.	140,200	661,881
Nomura Real Estate Master Fund, Inc.	333	549,394
NSK Ltd.	42,200	434,787
NTT DOCOMO, Inc.	51,700	1,303,838
Obayashi Corp.	15,900	146,760
Oracle Corp. Japan	2,800	162,915
ORIX Corp.	78,000	1,121,394
Resona Holdings, Inc.	87,200	398,812
SBI Holdings, Inc. Japan	4,300	51,036
Shin-Etsu Chemical Co. Ltd.	17,700	1,299,123
Shionogi & Co. Ltd.	5,800	258,930
SoftBank Corp.	500	32,617
Sumitomo Chemical Co. Ltd.	203,000	929,996
Sumitomo Mitsui Financial Group, Inc.	21,900	766,108
Sumitomo Rubber Industries Ltd.	7,000	103,784
Suzuki Motor Corp.	19,500	646,262
TDK Corp.	500	35,761
Teijin Ltd.	34,000	126,845
Tokio Marine Holdings, Inc.	31,900	1,253,000
Tokyo Electric Power Co., Inc. (a)	241,600	973,732
Tokyo Electron Ltd.	11,800	1,084,371
TonenGeneral Sekiyu K.K.	11,000	101,532
Toyota Motor Corp.	23,500	1,420,233
Toyota Tsusho Corp.	800	18,294

TOTAL JAPAN		41,100,436

Luxembourg - 0.3%
RTL Group SA	5,240	441,002
Netherlands - 4.9%
AerCap Holdings NV (a)(b)	24,245	969,073
Ahold Delhaize NV	44,065	1,055,054
CNH Industrial NV	44,823	327,486
Fiat Chrysler Automobiles NV	136,430	942,760
Heineken Holding NV	10,741	863,354
Heineken NV (Bearer)	1,907	170,386
ING Groep NV (Certificaten Van Aandelen)	74,827	936,486
Koninklijke KPN NV	3,493	11,420
NN Group NV	11,012	327,658
QIAGEN NV (Germany) (a)	2,775	73,484
RELX NV	14,245	252,678
STMicroelectronics NV	120,385	904,720
Unilever NV (Certificaten Van Aandelen) (Bearer)	35,800	1,647,198

TOTAL NETHERLANDS		8,481,757

New Zealand - 0.1%
Spark New Zealand Ltd.	93,354	257,742
Norway - 0.2%
DNB ASA	15,222	185,052
Norsk Hydro ASA	17,604	74,714

TOTAL NORWAY		259,766

Portugal - 0.1%
Galp Energia SGPS SA Class B	15,840	230,224
Singapore - 1.3%
ComfortDelgro Corp. Ltd.	200,900	417,298
Jardine Cycle & Carriage Ltd.	4,800	149,730
StarHub Ltd.	62,100	166,822
United Overseas Bank Ltd.	40,000	528,753
Wilmar International Ltd.	160,800	363,510
Yangzijiang Shipbuilding Holdings Ltd.	1,278,200	717,695

TOTAL SINGAPORE		2,343,808

Spain - 2.7%
ACS Actividades de Construccion y Servicios SA	3,559	100,855
Aena SA	4,685	662,381
Amadeus IT Holding SA Class A	1,626	74,716
Banco Bilbao Vizcaya Argentaria SA	124,486	773,659
Banco Santander SA (Spain)	258,570	1,159,809
Endesa SA	3,231	65,809
Gas Natural SDG SA	29,118	601,036
Inditex SA	20,692	733,431
Repsol YPF SA	25,591	343,688
Telefonica SA	13,877	140,016

TOTAL SPAIN		4,655,400

Sweden - 2.7%
Electrolux AB (B Shares)	7,751	201,909
Hakon Invest AB	1,609	55,051
Investor AB (B Shares)	2,732	96,379
Nordea Bank AB	67,917	664,045
Skandinaviska Enskilda Banken AB (A Shares)	4,998	48,867
Skanska AB (B Shares)	17,226	377,696
Svenska Handelsbanken AB (A Shares)	2,725	35,119
Swedbank AB (A Shares)	937	21,552
Swedish Match Co. AB	23,358	832,748
Telefonaktiebolaget LM Ericsson (B Shares)	157,061	1,118,632
TeliaSonera AB	135,960	614,156
Volvo AB (B Shares)	61,315	659,301

TOTAL SWEDEN		4,725,455

Switzerland - 10.0%
ABB Ltd. (Reg.)	64,052	1,389,409
Actelion Ltd.	6,527	1,086,340
Coca-Cola HBC AG	24,809	545,355
Credit Suisse Group AG	3,891	50,731
Givaudan SA	227	469,210
Kuehne & Nagel International AG	4,543	634,186
Lonza Group AG	857	162,417
Nestle SA	54,267	4,324,684
Novartis AG	38,740	3,051,279
Pargesa Holding SA	4,172	287,593
Partners Group Holding AG	122	55,942
Roche Holding AG (participation certificate)	12,923	3,154,508
SGS SA (Reg.)	138	303,206
Swiss Re Ltd.	7,420	626,160
Syngenta AG (Switzerland)	843	368,032
UBS Group AG	43,530	629,349
Zurich Insurance Group AG	1,085	277,331

TOTAL SWITZERLAND		17,415,732

United Kingdom - 17.6%
3i Group PLC	43,746	353,000
Aberdeen Asset Management PLC	72,818	306,783
Anglo American PLC (United Kingdom)	41,027	420,114
ARM Holdings PLC	11,857	264,068
AstraZeneca PLC:
(United Kingdom)	1,546	99,796
sponsored ADR	26,552	871,171
Aviva PLC	19,315	109,005
Barclays PLC	107,393	242,717
Berkeley Group Holdings PLC	15,311	537,223
BP PLC	102,287	575,015
British American Tobacco PLC (United Kingdom)	22,025	1,366,489
British Land Co. PLC	41,905	364,975
BT Group PLC	205,687	1,043,852
Burberry Group PLC	5,867	100,463
Carnival PLC	15,366	738,759
Compass Group PLC	4,043	76,524
Diageo PLC	11,812	327,369
GlaxoSmithKline PLC	1,351	29,081
GlaxoSmithKline PLC sponsored ADR	43,131	1,874,473
Hammerson PLC	40,642	309,540
HSBC Holdings PLC:
(United Kingdom)	38,442	285,813
sponsored ADR (b)	38,871	1,446,001
Imperial Tobacco Group PLC	26,720	1,401,214
Johnson Matthey PLC	22,449	984,006
Kingfisher PLC	188,962	921,579
Land Securities Group PLC	20,765	298,307
Legal & General Group PLC	173,980	480,455
Lloyds Banking Group PLC	1,129,962	880,702
Marks & Spencer Group PLC	141,955	642,104
Mediclinic International PLC	3,470	46,569
Meggitt PLC	21,512	132,288
National Grid PLC	105,398	1,450,488
Persimmon PLC	24,624	589,791
Prudential PLC	21,152	380,503
Reckitt Benckiser Group PLC	16,731	1,616,193
RELX PLC	42,227	801,258
Rio Tinto PLC	30,394	914,942
Royal Dutch Shell PLC:
Class A (United Kingdom)	59,476	1,453,577
Class B (United Kingdom)	27,865	709,358
Royal Mail PLC	76,687	517,606
SABMiller PLC	10,331	596,639
Sage Group PLC	20,708	197,147
Segro PLC	21,444	127,617
SKY PLC	18,515	206,417
Standard Chartered PLC (United Kingdom)	13,948	117,588
Tate & Lyle PLC	26,315	253,465
Unilever PLC	31,452	1,460,041
Vodafone Group PLC	528,288	1,594,190
William Hill PLC	51,421	215,044

TOTAL UNITED KINGDOM		30,731,319

TOTAL COMMON STOCKS
(Cost $165,098,769)		168,628,695

Nonconvertible Preferred Stocks - 0.7%
Germany - 0.7%
Henkel AG & Co. KGaA
(Cost $984,890)	9,365	1,228,994
	Principal Amount	Value

Government Obligations - 0.3%
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.32% 9/15/16 (Cost $499,937)(c)	500,000	499,958
	Shares	Value

Money Market Funds - 3.0%
Dreyfus Cash Management Institutional Shares, 0.30% (d)	2,938,655	2,938,655
Fidelity Securities Lending Cash Central Fund 0.44% (e)(f)	2,390,775	2,390,775
TOTAL MONEY MARKET FUNDS
(Cost $5,329,430)		5,329,430
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $171,913,026)		175,687,077
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(1,408,350)
NET ASSETS - 100%		$174,278,727

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
49 ICE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2016	4,134,620	$201,112

The face value of futures purchased as a percentage of Net Assets is 2.4%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $238,980.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$7,026

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$19,264,578	$11,431,686	$7,832,892	$--
Consumer Staples	22,305,430	10,335,524	11,969,906	--
Energy	6,558,731	1,550,113	5,008,618	--
Financials	38,588,270	26,544,645	12,043,625	--
Health Care	22,392,915	9,385,380	13,007,535	--
Industrials	21,509,003	16,477,296	5,031,707	--
Information Technology	9,507,394	6,156,628	3,350,766	--
Materials	13,660,615	12,302,927	1,357,688	--
Telecommunication Services	10,120,004	1,202,386	8,917,618	--
Utilities	5,950,749	3,879,567	2,071,182	--
Government Obligations	499,958	--	499,958	--
Money Market Funds	5,329,430	5,329,430	--	--
Total Investments in Securities:	$175,687,077	$104,595,582	$71,091,495	$--
Derivative Instruments:
Assets
Futures Contracts	$201,112	$201,112	$--	$--
Total Assets	$201,112	$201,112	$--	$--
Total Derivative Instruments:	$201,112	$201,112	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$9,634,949
Level 2 to Level 1	$27,686,801

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$201,112	$0
Total Equity Risk	201,112	0
Total Value of Derivatives	$201,112	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,360,889) — See accompanying schedule: Unaffiliated issuers (cost $169,522,251)	$173,296,302
Fidelity Central Funds (cost $2,390,775)	2,390,775
Total Investments (cost $171,913,026)		$175,687,077
Foreign currency held at value (cost $268,881)		265,560
Receivable for fund shares sold		222,850
Dividends receivable		705,193
Interest receivable		578
Distributions receivable from Fidelity Central Funds		626
Other receivables		335
Total assets		176,882,219
Liabilities
Payable for fund shares redeemed	$113,915
Accrued management fee	68,026
Payable for daily variation margin for derivative instruments	9,065
Other affiliated payables	21,711
Collateral on securities loaned, at value	2,390,775
Total liabilities		2,603,492
Net Assets		$174,278,727
Net Assets consist of:
Paid in capital		$181,023,180
Undistributed net investment income		3,171,854
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,882,813)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,966,506
Net Assets, for 21,233,973 shares outstanding		$174,278,727
Net Asset Value, offering price and redemption price per share ($174,278,727 ÷ 21,233,973 shares)		$8.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2016 (Unaudited)
Investment Income
Dividends		$4,021,206
Interest		2,201
Income from Fidelity Central Funds (including $7,026 from security lending)		7,026
Income before foreign taxes withheld		4,030,433
Less foreign taxes withheld		(333,168)
Total income		3,697,265
Expenses
Management fee	$392,952
Transfer agent fees	125,529
Independent trustees' fees and expenses	382
Miscellaneous	227
Total expenses before reductions	519,090
Expense reductions	(19)	519,071
Net investment income (loss)		3,178,194
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,719,895)
Foreign currency transactions	42,816
Futures contracts	160,246
Total net realized gain (loss)		(4,516,833)
Change in net unrealized appreciation (depreciation) on: Investment securities	17,693,406
Assets and liabilities in foreign currencies	7,464
Futures contracts	187,101
Total change in net unrealized appreciation (depreciation)		17,887,971
Net gain (loss)		13,371,138
Net increase (decrease) in net assets resulting from operations		$16,549,332

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,178,194	$3,232,456
Net realized gain (loss)	(4,516,833)	(8,202,367)
Change in net unrealized appreciation (depreciation)	17,887,971	(18,846,011)
Net increase (decrease) in net assets resulting from operations	16,549,332	(23,815,922)
Distributions to shareholders from net investment income	(104,124)	(2,909,905)
Distributions to shareholders from net realized gain	–	(40,835)
Total distributions	(104,124)	(2,950,740)
Share transactions
Proceeds from sales of shares	33,452,255	120,458,928
Reinvestment of distributions	97,982	2,774,693
Cost of shares redeemed	(28,416,815)	(49,141,729)
Net increase (decrease) in net assets resulting from share transactions	5,133,422	74,091,892
Redemption fees	1,558	12,817
Total increase (decrease) in net assets	21,580,188	47,338,047
Net Assets
Beginning of period	152,698,539	105,360,492
End of period	$174,278,727	$152,698,539
Other Information
Undistributed net investment income end of period	$3,171,854	$97,784
Shares
Sold	4,211,299	14,156,866
Issued in reinvestment of distributions	12,172	343,487
Redeemed	(3,573,163)	(5,937,186)
Net increase (decrease)	650,308	8,563,167

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Enhanced Index Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$7.42	$8.77	$8.85	$7.45	$6.95	$7.77
Income from Investment Operations
Net investment income (loss)B	.15	.19	.20	.28C	.21	.20
Net realized and unrealized gain (loss)	.65	(1.38)	(.10)	1.29	.52	(.82)
Total from investment operations	.80	(1.19)	.10	1.57	.73	(.62)
Distributions from net investment income	(.01)	(.16)	(.16)	(.15)	(.21)	(.19)
Distributions from net realized gain	–	–D	(.02)	(.01)	(.02)	(.01)
Total distributions	(.01)	(.16)	(.18)	(.17)E	(.23)	(.20)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$8.21	$7.42	$8.77	$8.85	$7.45	$6.95
Total ReturnF,G	10.72%	(13.71)%	1.25%	21.21%	10.64%	(7.81)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.62%J	.62%	.62%	.62%	.62%	.62%
Expenses net of fee waivers, if any	.62%J	.62%	.62%	.62%	.62%	.62%
Expenses net of all reductions	.62%J	.62%	.62%	.62%	.62%	.62%
Net investment income (loss)	3.80%J	2.27%	2.31%	3.40%C	3.04%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$174,279	$152,699	$105,360	$44,828	$30,412	$26,066
Portfolio turnover rateK	72%J	77%	75%	63%	56%	49%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.64%.

 D Amount represents less than $.005 per share.

 E Total distributions of $.17 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.013 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016

1. Organization.

Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (the Funds) are funds of Fidelity Commonwealth Trust II (the Trust) and are authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016, including information on transfers between Levels 1 and 2, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures contracts, partnerships, market discount, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Large Cap Growth Enhanced Index Fund	$618,844,210	$104,996,012	$(13,676,696)	$91,319,316
Fidelity Large Cap Value Enhanced Index Fund	1,907,165,022	179,588,560	(50,731,759)	128,856,801
Fidelity Large Cap Core Enhanced Index Fund	429,914,929	76,170,123	(11,613,003)	64,557,120
Fidelity Mid Cap Enhanced Index Fund	1,017,727,815	108,572,585	(45,011,471)	63,561,114
Fidelity Small Cap Enhanced Index Fund	634,189,582	96,701,509	(34,175,135)	62,526,374
Fidelity International Enhanced Index Fund	173,360,535	13,454,963	(11,128,421)	2,326,542

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total with expiration
Fidelity Large Cap Core Enhanced Index Fund	$(8,806,234)	$–	$(8,806,234)
Fidelity International Enhanced Index Fund	–	(545,047)	(545,047)

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity International Enhanced Index Fund	$(5,592,435)	$(1,664,060)	$(7,256,495)	$(7,801,543)

Due to large redemptions in a prior period, capital losses that will be available to offset future capital gains of Fidelity Large Cap Core Enhanced Index Fund will be limited to approximately $4,403,117 per year.

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2015 to February 29, 2016. Loss deferrals were as follows:

Capital losses
Fidelity Large Cap Growth Enhanced Index Fund	$(4,000,854)
Fidelity Large Cap Value Enhanced Index Fund	(24,174,317)
Fidelity Large Cap Core Enhanced Index Fund	(6,741,590)
Fidelity Mid Cap Enhanced Index Fund	(17,690,140)
Fidelity Small Cap Enhanced Index Fund	(11,352,650)

Short Term Trading (Redemption) Fees. Shares held by investors of Fidelity Small Cap Enhanced Index Fund less than 90 days may be subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. Shares held by investors of Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund less than 30 days may be subject to a redemption fee equal to 0.75% and 1.00%, respectively, of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Large Cap Growth Enhanced Index Fund
Equity Risk
Futures Contracts(a)	$699,061	$522,075
Fidelity Large Cap Value Enhanced Index Fund
Equity Risk
Futures Contracts(a)	1,547,793	803,563
Fidelity Large Cap Core Enhanced Index Fund
Equity Risk
Futures Contracts(a)	504,439	78,552
Fidelity Mid Cap Enhanced Index Fund
Equity Risk
Futures Contracts(a)	1,316,756	364,137
Fidelity Small Cap Enhanced Index Fund
Equity Risk
Futures Contracts(a)	1,118,359	1,150,531
Fidelity International Enhanced Index Fund
Equity Risk
Futures Contracts(a)	160,246	187,101

 (a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Enhanced Index Fund	421,066,596	258,527,362
Fidelity Large Cap Value Enhanced Index Fund	1,023,660,588	817,308,652
Fidelity Large Cap Core Enhanced Index Fund	227,584,794	197,281,642
Fidelity Mid Cap Enhanced Index Fund	499,389,483	420,892,820
Fidelity Small Cap Enhanced Index Fund	239,347,676	239,782,611
Fidelity International Enhanced Index Fund	66,359,773	58,535,788

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Funds with investment management related services. For these services, the Funds pay a monthly management fee to the investment adviser. The management fee is based on an annual rate of 0.30% of average net assets for Fidelity Large Cap Growth Enhanced Index, Fidelity Large Cap Value Enhanced Index and Fidelity Large Cap Core Enhanced Index, 0.45% of average net assets for Fidelity Mid Cap Enhanced Index, 0.52% of average net assets for Fidelity Small Cap Enhanced Index and 0.47% of average net assets for Fidelity International Enhanced Index. Under the management contract, the investment adviser pays all other ordinary fund-wide operating expenses (such as custody, audit, legal and pricing and bookkeeping fees), except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

In addition, under the expense contract, the investment adviser pays other expenses such as those listed above for each of the Funds so that the total expenses do not exceed certain amounts of each Fund's average net assets with certain exceptions, as noted in the following table:

Fidelity Large Cap Growth Enhanced Index Fund	.45%
Fidelity Large Cap Value Enhanced Index Fund	.45%
Fidelity Large Cap Core Enhanced Index Fund	.45%
Fidelity Mid Cap Enhanced Index Fund	.60%
Fidelity Small Cap Enhanced Index Fund	.67%
Fidelity International Enhanced Index Fund	.62%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each fund paid transfer agent fees at the annualized rate of .15% of average net assets.

6. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Securities Lending Cash Central Fund seeks preservation of capital and current income and is managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Large Cap Growth Enhanced Index Fund	$724
Fidelity Large Cap Value Enhanced Index Fund	2,376
Fidelity Large Cap Core Enhanced Index Fund	617
Fidelity Mid Cap Enhanced Index Fund	1,204
Fidelity Small Cap Enhanced Index Fund	763
Fidelity International Enhanced Index Fund	227

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction
Fidelity Large Cap Growth Enhanced Index Fund	$108
Fidelity Large Cap Value Enhanced Index Fund	150
Fidelity Large Cap Core Enhanced Index Fund	66
Fidelity Mid Cap Enhanced Index Fund	75
Fidelity Small Cap Enhanced Index Fund	225
Fidelity International Enhanced Index Fund	19

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by each Fund presented in the table, as a shareholder of the underlying non-affiliated funds (the Underlying Funds), each Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by each Fund presented in the table, as a shareholder of the underlying non-affiliated funds (the Underlying Funds), each Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Fidelity Large Cap Growth Enhanced Index Fund	.45%
Actual		$1,000.00	$1,105.30	$2.39
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Fidelity Large Cap Value Enhanced Index Fund	.45%
Actual		$1,000.00	$1,142.90	$2.43
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Fidelity Large Cap Core Enhanced Index Fund	.45%
Actual		$1,000.00	$1,119.10	$2.40
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Fidelity Mid Cap Enhanced Index Fund	.60%
Actual		$1,000.00	$1,126.90	$3.22
Hypothetical-C		$1,000.00	$1,022.18	$3.06
Fidelity Small Cap Enhanced Index Fund	.67%
Actual		$1,000.00	$1,147.40	$3.63
Hypothetical-C		$1,000.00	$1,021.83	$3.41
Fidelity International Enhanced Index Fund	.62%
Actual		$1,000.00	$1,107.20	$3.29
Hypothetical-C		$1,000.00	$1,022.08	$3.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

GEI-SANN-1016
1.855142.109

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 25, 2016